                                           THE DIRECTOR
                         ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                        CUENTA INDEPENDIENTE UNO
                                             P. O. BOX 5085
   [LOGO]
                                    HARTFORD, CONNECTICUT 06102-5085
                        TELEFONO: 1-800-862-6668 (TENEDORES DE CONTRATOS)
                                  1-800-862-7155 (REPRESENTANTES DE INVERSIONES)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

El presente prospecto describe The Director, un contrato colectivo e individual de anualidad variable con impuestos aplazados disenado para fines de planificacion para la jubilacion ("Contratos").

Los Contratos son emitidos por ITT Hartford Life and Annuity Insurance Company ("ITT Hartford"). Los pagos de los Contratos se mantendran en una serie de la Cuenta Independiente Uno (la "Cuenta Independiente") de ITT Hartford Life and Annuity Insurance Company, o en la Cuenta Fija de ITT Hartford. En ciertos estados no se permiten asignaciones a, ni transferencias de y a la Cuenta Fija.

Las siguientes Subcuentas estan disponibles para los Contratos. Frente a cada Subcuenta se indica el nombre de la inversion precedente de la misma.

Subcuenta del Fondo Advisers                  --   acciones de Hartford Advisers Fund, Inc. ("Fondo
                                                   Advisers")
Subcuenta del Fondo de Bonos                  --   acciones de Hartford Bond Fund, Inc. ("Fondo de Bonos")
Subcuenta del Fondo de Apreciacion de         --   acciones de Hartford Capital Appreciation Fund, Inc.
  Capital                                          ("Fondo de Apreciacion de Capital") (antiguamente Hartford
                                                   Aggressive Growth Fund, Inc.)
Subcuenta del Fondo de Dividendos y           --   acciones de Hartford Dividend and Growth Fund, Inc.
  Crecimiento                                      ("Fondo de Dividendos y Crecimiento")
Subcuenta del Fondo de Indices                --   acciones de Hartford Index Fund, Inc. ("Fondo de Indices")
Subcuenta del Fondo Internacional Advisers    --   acciones de Hartford International Advisers Fund, Inc.
                                                   ("Fondo Internacional Advisers")
Subcuenta del Fondo de Oportunidades          --   acciones de Hartford International Opportunities Fund,
  Internacionales                                  Inc. ("Fondo de Oportunidades Internacionales")
Subcuenta del Fondo del Mercado Monetario     --   acciones de HVA Money Market Fund, Inc. ("Fondo del
                                                   Mercado Monetario")
Subcuenta del Fondo de Titulos Hipotecarios   --   acciones de Hartford Mortgage Securities Fund, Inc.
                                                   ("Fondo de Titulos Hipotecarios")
Subcuenta del Fondo de Companias Pequenas     --   acciones de Hartford Small Company Fund, Inc.
Subcuenta del Fondo de Acciones               --   acciones de Hartford Stock Fund, Inc. ("Fondo de
                                                   Acciones")

--------------------------------------------------------------------------------

El presente prospecto expone la informacion relativa a la Cuenta Independiente y la Cuenta Fija que los inversionistas deberan conocer antes de invertir. El presente prospecto debera guardarse para referencia futura. Se ha presentado ante la Comision de Bolsas y Valores informacion adicional sobre la Cuenta Independiente y la Cuenta Fija, la cual esta disponible sin cargo previa solicitud. Para obtener la Declaracion de Informacion Adicional, envie una solicitud por escrito a Hartford Life Insurance Company, Atencion: Annuity Marketing Services, P. O. Box 5085, Hartford, CT 06102-5085. En la pagina 26 de este prospecto se incluye el Indice de la Declaracion de Informacion Adicional. Dicha Declaracion de Informacion Adicional se incorpora en este Prospecto por referencia.
--------------------------------------------------------------------------------
LOS CONTRATOS DE ANUALIDAD VARIABLE NO SON DEPOSITOS NI OBLIGACIONES DE, NI ESTAN RESPALDADOS NI GARANTIZADOS POR NINGUN BANCO, NI ESTAN ASEGURADOS POR LA CORPORACION FEDERAL DE SEGUROS DE DEPOSITOS (FDIC), EL CONSEJO DE LA RESERVA FEDERAL NI NINGUNA OTRA AGENCIA; ESTAN SUJETOS A RIESGOS DE INVERSION, INCLUSO LA POSIBLE PERDIDA DEL CAPITAL INVERTIDO.
--------------------------------------------------------------------------------

ESTOS VALORES NO HAN SIDO APROBADOS NI DESAPROBADOS POR LA COMISION DE BOLSAS Y VALORES NI POR NINGUNA COMISION DE VALORES ESTATAL. ASIMISMO, NI LA COMISION DE BOLSAS Y VALORES NI NINGUNA COMISION DE VALORES ESTATAL SE HA PRONUNCIADO SOBRE LA EXACTITUD O IDONEIDAD DEL PRESENTE PROSPECTO. CUALQUIER AFIRMACION CONTRARIA CONSTITUYE UN DELITO.
--------------------------------------------------------------------------------

PROSPECTO FECHADO: 1 DE MAYO DE 1996
REVISION DEL 9 DE AGOSTO DE 1996
DECLARACION DE INFORMACION ADICIONAL FECHADA: 1 DE MAYO DE 1996

2                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                        GLOSARIO DE TERMINOS ESPECIALES

UNIDAD DE ACUMULACION: Una unidad de medida contable usada para calcular valores antes de comenzar los pagos de la Anualidad.

IMPORTE DE RETIRO ANUAL: El importe que podra retirarse durante cualquier Ano Contractual antes de incurrir en cargos de rescate.

RENTISTA: La persona o Participante sobre cuya vida se emite el Contrato.

ANUALIDAD: Una serie de pagos de por vida, o de por vida con un numero minimo de pagos o una suma especifica garantizada, o durante una vida conjunta y posteriormente durante la vida del sobreviviente, o durante un periodo designado.

FECHA DE COMIENZO DE LA ANUALIDAD: La fecha en que comenzaran los pagos de una Anualidad. Bajo un Contrato colectivo sin asignar, el Titular del Contrato determina la fecha de cada Participante de acuerdo con los terminos del Plan.

UNIDAD DE ANUALIDAD: Una unidad de medida contable usada para calcular el valor de los pagos de Anualidad.

BENEFICIARIO: La persona o personas que, bajo ciertas condiciones, reciben los Valores Contractuales en caso de la muerte del Rentista o del Titular del Contrato. Bajo un Contrato colectivo sin asignar, la persona designada por el Participante dentro de los documentos/formularios de inscripcion del Plan, que tiene el derecho de recibir beneficios en caso de la muerte del Participante.

CODIGO: El Codigo de Rentas Internas de 1986, segun enmienda.

COMISION: La Comision de Bolsas y Valores.

RENTISTA CONTINGENTE: La persona asi designada por el Titular del Contrato, quien a la muerte del Rentista antes de la Fecha de Comienzo de la Anualidad, se convierte en el Rentista.

ANIVERSARIO DEL CONTRATO: El aniversario de la Fecha del Contrato.

TITULAR(ES) DEL CONTRATO: El dueno o duenos del Contrato, fiduciario u otra entidad, a veces denominado aqui "usted" o "ustedes".

VALOR DEL CONTRATO: El valor total de cualesquier Unidades de Acumulacion de Subcuentas tenidas bajo el Contrato, mas el valor de la Cuenta Fija.

ANO CONTRACTUAL: Un periodo de 12 meses, comenzando con la Fecha del Contrato o cualquier aniversario de la misma.

BENEFICIO POR MUERTE: El importe pagadero a la muerte de un Titular de Contrato, Rentista o Participante, en el caso de Contratos colectivos, antes de haber comenzado los pagos de anualidad.

CUENTA FIJA: Parte de la Cuenta General de ITT Hartford, a la cual un Titular de Contrato podra asignar todo o una porcion de su Pago de Prima o Valor de Contrato.

ANUALIDAD FIJA: Una Anualidad que estipula pagos garantizados de un importe que permanece fijo durante todo el periodo de pago y que no varia con la experiencia de inversion de una cuenta independiente.

FONDOS: Los Fondos descritos, comenzando en la pagina 8 de este Prospecto y cualesquier Fondos adicionales que pudieren ofrecerse de vez en cuando.

CUENTA GENERAL: La Cuenta General de ITT Hartford, que consiste en todo el activo de ITT Hartford excepto por el activo asignado a las cuentas independientes de ITT Hartford.

SEDE SOCIAL DE LA COMPANIA: Actualmente situada en 200 Hopmeadow Street, Simsbury, CT. Toda correspondencia relativa a este Contrato debera remitirse a:
P. O. Box 5085, Hartford, CT 06102-5085, Atencion: Individual Annuity Services.

ITT HARTFORD: ITT Hartford Life and Annuity Insurance Company.

VALOR DE ANIVERSARIO MAXIMO: Valor usado para determinar el Beneficio por Muerte. Se basa en una serie de calculos de Valores de Contrato en los Aniversarios de Contratos, pagos de primas y rescates parciales, segun se describe en la pagina 16.

CONTRATO NO CALIFICADO: Un Contrato no clasificado como plan de jubilacion calificado para tratamiento tributario especial con dolares antes de impuestos bajo el Codigo de Rentas Internas.

PARTICIPANTE: (Para Contratos colectivos sin asignar solamente) Cualquier empleado elegible de un Empleador/Titular de Contrato que participe bajo el Plan.

PLAN: Un plan voluntario de un empleado que califica para tratamiento tributario especial bajo una Seccion del Codigo de Rentas Internas.

PAGO DE PRIMAS: El pago efectuado a ITT Hartford conforme a los terminos del Contrato.

IMPUESTOS DE PRIMA: Un impuesto de prima aplicado por un estado o municipalidad sobre los Pagos de Primas o Valores de Contrato.

CONTRATO CALIFICADO: Un Contrato que califica como plan de jubilacion elegible para tratamiento tributario especial usando dolares antes de impuestos bajo el Codigo de Rentas

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3
--------------------------------------------------------------------------------

Internas, por ejemplo, un plan 401(k) patrocinado por el empleador o una Anualidad de Jubilacion Individual (IRA).

CUENTA INDEPENDIENTE: La cuenta independiente de ITT Hartford titulada "Cuenta Independiente Uno de ITT Hartford Life and Annuity Insurance Company".

SUBCUENTA: Cuentas establecidas dentro de la Cuenta Independiente con respecto a un Fondo.

VALOR DE TERMINACION: El Valor del Contrato a la terminacion del Contrato antes de la Fecha de Comienzo de la Anualidad, menos cualesquier Impuestos de Prima aplicables, el Cargo de Mantenimiento Anual y cualesquier cargos de venta diferidos contingentes.

CONTRATOS SIN ASIGNAR: Contratos emitidos a empleadores u otra entidad, como Titular del Contrato bajo los cuales no se efectuen asignaciones de Valores de Contrato para un Participante especifico. Los Planes seran responsables de las asignaciones individuales.

DIA DE VALORACION: Cada dia en que la Bolsa de Valores de Nueva York este abierta para operaciones. El valor de la Cuenta Independiente se determina a la hora de cierre de la Bolsa de Valores de Nueva York (actualmente, las 4:00 p.m., hora del Este) en dichos dias.

PERIODO DE VALORACION: El periodo entre el cierre de negocios en Dias de Valoracion sucesivos.

ANUALIDAD VARIABLE: Una Anualidad que estipula pagos cuyo importe varia, de acuerdo con la experiencia de inversion del activo de la Cuenta Independiente.

4                                ITT Hartford Life and Annuity Insurance Company
--------------------------------------------------------------------------------

                                     INDICE

                                                                           PAGINA
                                                                           ----
 GLOSARIO DE TERMINOS ESPECIALES.........................................    2
 CUADRO DE CARGOS........................................................    5
 VALORES DE UNIDADES DE ACUMULACION......................................    6
 INTRODUCCION............................................................    7
 ITT HARTFORD, CUENTA INDEPENDIENTE UNO, LA CUENTA FIJA Y LOS FONDOS.....    7
   ITT Hartford Life and Annuity Insurance Company.......................    7
   Cuenta Independiente Uno..............................................    8
   Los Fondos............................................................    8
   La Cuenta Fija........................................................   10
   Informacion Relacionada con el Rendimiento............................   11
 LOS CONTRATOS...........................................................   12
   Contratos Ofrecidos...................................................   12
   Pagos de Primas y Asignaciones Iniciales..............................   12
   Valor del Contrato....................................................   12
   Transferencias entre las Subcuentas/Cuenta Fija.......................   13
   Cargos bajo los Contratos.............................................   14
   Beneficios por Muerte.................................................   15
   Beneficios de Rescate.................................................   16
   Beneficios de Anualidad...............................................   18
   Otra Informacion......................................................   20
 CONSIDERACIONES TRIBUTARIAS FEDERALES...................................   20
   A. Generalidades......................................................   20
   B. Regimen Tributario de ITT Hartford y la Cuenta Independiente.......   20
   C. Impuestos sobre Anualidades -- Estipulaciones Generales que Afectan
      a los Compradores que no sean Planes de Jubilacion Calificados.....   20
   D. Retencion de Impuestos sobre la Renta Federales....................   24
   E. Estipulaciones Generales que Afectan los Planes de Jubilacion
    Calificados..........................................................   24
   F. Adquisicion de Anualidades por Extranjeros no Residentes y
    Corporaciones Extranjeras............................................   24
 INFORMACION MISCELANEA..................................................   25
   Como se Venden los Contratos..........................................   25
   Asuntos Legales y Expertos............................................   25
   Informacion Adicional.................................................   25
 APENDICE I -- INFORMACION SOBRE PLANES CALIFICADOS PARA BENEFICIOS
   TRIBUTARIOS...........................................................   26
 INDICE DE LA DECLARACION DE INFORMACION ADICIONAL.......................   29

ITT Hartford Life and Annuity Insurance Company                                5
--------------------------------------------------------------------------------

                                CUADRO DE CARGOS
                                    RESUMEN

                    Gastos de Transaccion del Dueno del Contrato
                             (Todas las Subcuentas)

 Gastos de venta impuestos sobre adquisiciones (como porcentaje de
    los pagos de primas)...........................................    Ninguno
 Cargo de permuta                                                    $       0
 Gastos de venta diferidos (como porcentaje de los importes
    retirados)
     Primer ano (1)................................................         6%
     Segundo ano...................................................         6%
     Tercer ano....................................................         5%
     Cuarto ano....................................................         5%
     Quinto ano....................................................         4%
     Sexto ano.....................................................         3%
     Septimo ano...................................................         2%
     Octavo ano....................................................         0%
 Cargo anual del contrato (2)......................................  $      30
 Gastos anuales -- Cuenta individual (como porcentaje del valor medio de la cuenta)
     Riesgo de mortalidad y gastos.................................     1.250%

                     Gastos Anuales de Operacion del Fondo
                       (como porcentaje del activo neto)

                                                                                                  CARGOS DE        OTROS
                                                                                               ADMINISTRACION      GASTOS
                                                                                              -----------------  ----------
Fondo de Bonos Hartford.....................................................................         0.497%          0.028%
Fondo de Acciones Hartford..................................................................         0.455%          0.020%
Fondo del Mercado Monetario HVA.............................................................         0.421%          0.025%
Fondo Hartford Advisers.....................................................................         0.625%          0.021%
Fondo de Apreciacion de Capital Hartford....................................................         0.655%          0.021%
Fondo de Titulos Hipotecarios Hartford......................................................         0.425%          0.041%
Fondo de Indices Hartford...................................................................         0.375%          0.014%
Fondo de Oportunidades Internacionales Hartford.............................................         0.713%          0.147%
Fondo de Dividendos y Crecimiento Hartford..................................................         0.750%          0.023%
Fondo Internacional Advisers Hartford (3)...................................................         0.750%          0.479%
Fondo de Companias Pequenas Hartford (4)....................................................         0.520%          0.150%

                                                                                              GASTOS DE OPERACION
                                                                                               TOTALES DEL FONDO
                                                                                              -------------------
Fondo de Bonos Hartford.....................................................................          0.525%
Fondo de Acciones Hartford..................................................................          0.475%
Fondo del Mercado Monetario HVA.............................................................          0.446%
Fondo Hartford Advisers.....................................................................          0.646%
Fondo de Apreciacion de Capital Hartford....................................................          0.676%
Fondo de Titulos Hipotecarios Hartford......................................................          0.466%
Fondo de Indices Hartford...................................................................          0.389%
Fondo de Oportunidades Internacionales Hartford.............................................          0.860%
Fondo de Dividendos y Crecimiento Hartford..................................................          0.773%
Fondo Internacional Advisers Hartford (3)...................................................          1.229%
Fondo de Companias Pequenas Hartford (4)....................................................           0.67%

------------------------------

(1) Periodo desde el pago de prima.

(2) El Cargo Anual del Contrato es un cargo unico de $30 sobre un Contrato. Se deduce proporcionalmente de las opciones de inversion en vigor en el momento de su aplicacion. Conforme a los requisitos de la Ley de 1940, el Cargo Anual del Contrato se ha reflejado en los Ejemplos mediante un metodo destinado a demostrar el impacto "medio" del Cargo Anual del Contrato en una inversion en la Cuenta Independiente. El Cargo Anual del Contrato solo se deduce cuando el valor acumulado es de $50,000 o menos. En el Ejemplo, el Cargo Anual del Contrato es de aproximadamente el 0.08% del cargo de activo anual, en base a la experiencia de los Contratos.

(3) En 1995, se eximio una porcion de los cargos de administracion del Fondo Internacional Advisers. Con esta exencion, la razon de gastos de operacion totales del fondo para 1995 fue de 0.650%. Debido al crecimiento de activos, no se necesita exencion del cargo de administracion en 1996.

(4) El Fondo de Companias Pequenas es un Fondo nuevo; los gastos de operacion se basan en estimados anualizados de los gastos a incurrirse durante el ejercicio en curso. HIMCO ha acordado eximir sus honorarios para el Fondo de Companias Pequenas hasta que el activo de este Fondo (excluyendo el activo contribuido por companias afiliadas con HIMCO) alcance por primera vez los $20 millones. Sin esta exencion, el honorario por asesoria de inversiones seria del 0.575% anual, y el gasto total de operaciones sin la exencion seria del 0.90% anual.

(5) La Comision de Bolsas y Valores solo exige 1 y 3 anos, ya que se trata de un estimado de los gastos incurridos.

EJEMPLO

                               Si usted rescata su contrato al   Si comienza el pago de            Si no rescatara su contrato:
                               final del periodo pertinente:     anualidades al final del          Pagaria los siguientes gastos
                               Pagaria los siguientes gastos     periodo aplicable: Pagaria los    sobre una inversion de $1,000,
                               sobre una inversion de $1,000,    siguientes gastos sobre una       suponiendo un rendimiento anual
                               suponiendo un rendimiento anual   inversion de $1,000, suponiendo   del 5% sobre el activo:
                               del 5% sobre el activo:           un rendimiento anual del 5%
                                                                 sobre el activo:
 SUBCUENTA                     1 ANO  3 ANOS  5 ANOS  10 ANOS    1 ANO  3 ANOS  5 ANOS  10 ANOS    1 ANO  3 ANOS  5 ANOS  10 ANOS
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 Fondo de Bonos Hartford......  $ 79   $ 109   $ 141    $ 219     $ 18   $  58   $ 100    $ 218     $ 19   $  59   $ 101    $ 219
 Fondo de Acciones Hartford...    79     107     139      214       18      56      98      212       19      57      99      214
 Fondo del Mercado Monetario
   HVA........................    78     106     137      210       17      55      96      209       18      56      97      210
 Fondo Hartford Advisers......    80     113     147      232       19      62     107      231       20      63     107      232
 Fondo de Apreciacion de
   Capital Hartford...........    81     114     149      235       20      63     108      234       21      64     109      235
 Fondo de Titulos Hipotecarios
   Hartford...................    78     107     138      213       18      56      97      212       18      57      98      213
 Fondo de Indices Hartford....    78     105     134      204       17      54      93      203       18      55      94      204
 Fondo de Oportunidades
   Internacionales Hartford...    82     119     159      254       22      68     118      253       22      69     119      254
 Fondo de Dividendos y
   Crecimiento Hartford.......    82     117     154      245       21      66     113      244       22      67     114      245
 Fondo Internacional Advisers
   Hartford...................    86     131     178      292       25      80     137      291       26      81     138      292
 Fondo de Companias Pequenas
   Hartford (5)...............    81     113   N/A      N/A         20      62   N/A      N/A         21      83   N/A      N/A

    Este cuadro tiene por finalidad ayudar al Titular del Contrato a entender diversos costos y gastos sufragados directa o indirectamente por un Titular del Contrato. El cuadro refleja los gastos de la Cuenta Independiente y los Fondos. Es posible que tambien se apliquen impuestos de Prima.

    Este EJEMPLO no debera considerarse una representacion de gastos pasados ni futuros, y los gastos reales podrian ser superiores o inferiores a los indicados.

6                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                       VALORES DE UNIDADES DE ACUMULACION
    (PARA UNA UNIDAD DE ACUMULACION EN CIRCULACION DURANTE TODO EL PERIODO)

    En la medida en que se relacione con el periodo finalizado el 31 de diciembre de 1995, la siguiente informacion ha sido examinada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe sobre la misma se incluye en la Declaracion de Informacion Adicional, el cual se incorpora en este Prospecto por referencia.

                                                                    ANO FINALIZADO EL 31
                                                                      DE DICIEMBRE DE
                                                                 --------------------------
                                                                   1995     1994     1993
                                                                 -------- -------- --------
SUBCUENTA DEL FONDO DE BONOS
Valor de unidad de acumulacion al comienzo del periodo...........   $1.607   $1.694   $1.556
Valor de unidad de acumulacion al final del periodo..............   $1.880   $1.607   $1.694
Numero de unidades de acumulacion en circulacion
 al final del periodo (en miles).................................   48,354   33,950   23,803
SUBCUENTA DEL FONDO DE ACCIONES
Valor de unidad de acumulacion al comienzo del periodo...........   $2.180   $2.250   $1.993
Valor de unidad de acumulacion al final del periodo..............   $2.887   $2.180   $2.250
Numero de unidades de acumulacion en circulacion
 al final del periodo (en miles).................................  186,727  110,928   60,431
SUBCUENTA DEL FONDO DEL MERCADO MONETARIO
Valor de unidad de acumulacion al comienzo del periodo...........   $1.462   $1.424   $1.401
Valor de unidad de acumulacion al final del periodo..............   $1.528   $1.462   $1.424
Numero de unidades de acumulacion en circulacion
 al final del periodo (en miles).................................   66,468   30,871   14,881
SUBCUENTA DEL FONDO ADVISERS
Valor de unidad de acumulacion al comienzo del periodo...........   $1.991   $2.072   $1.870
Valor de unidad de acumulacion al final del periodo..............   $2.523   $1.991   $2.072
Numero de unidades de acumulacion en circulacion
 al final del periodo (en miles).................................  645,105  414,318  244,980
SUBCUENTA DEL FONDO DE APRECIACION DE CAPITAL
Valor de unidad de acumulacion al comienzo del periodo             $2.615   $2.583   $2.165
Valor de unidad de acumulacion al final del periodo..............   $3.364   $2.615   $2.583
Numero de unidades de acumulacion en circulacion
 al final del periodo (en miles).................................  216,591  116,535   58,645
SUBCUENTA DEL FONDO DE TITULOS HIPOTECARIOS
Valor de unidad de acumulacion al comienzo del periodo...........   $1.637   $1.685   $1.604
Valor de unidad de acumulacion al final del periodo..............   $1.878   $1.637   $1.685
Numero de unidades de acumulacion en circulacion
 al final del periodo (en miles).................................   31,288   20,674   28,380
SUBCUENTA DEL FONDO DE INDICES
Valor de unidad de acumulacion al comienzo del periodo...........   $1.750   $1.755   $1.629
Valor de unidad de acumulacion al final del periodo..............   $2.359   $1.750   $1.755
Numero de unidades de acumulacion en circulacion
 al final del periodo (en miles).................................   32,779   12,030    7,491
SUBCUENTA DEL FONDO DE OPORTUNIDADES INTERNACIONALES
Valor de unidad de acumulacion al comienzo del periodo...........   $1.181   $1.220   $0.924
Valor de unidad de acumulacion al final del periodo..............   $1.329   $1.181   $1.220
Numero de unidades de acumulacion en circulacion
 al final del periodo (en miles).................................  222,606  175,763   66,084
SUBCUENTA DEL FONDO DE DIVIDENDOS Y CRECIMIENTO
Valor de unidad de acumulacion al comienzo del periodo...........   $1.009   $1.000(b)
Valor de unidad de acumulacion al final del periodo..............   $1.359   $1.009
Numero de unidades de acumulacion en circulacion
 al final del periodo (en miles).................................  101,085   21,973
SUBCUENTA DEL FONDO INTERNACIONAL ADVISERS
Valor de unidad de acumulacion al comienzo del periodo...........   $1.000(c)
Valor de unidad de acumulacion al final del periodo..............   $1.146
Numero de unidades de acumulacion en circulacion
 al final del periodo (en miles).................................   10,717

(a) Fecha de inicio 1 de mayo de 1993.

(b) Fecha de inicio 8 de marzo de 1994.

(c) Fecha de inicio 1 de marzo de 1995.

ITT Hartford Life and Annuity Insurance Company                                7
--------------------------------------------------------------------------------

                                  INTRODUCCION

    El presente Prospecto esta disenado para ofrecerle la informacion que necesite para tomar una decision sobre la adquisicion de un Contrato colectivo o individual de Anualidad Variable con impuestos aplazados, ofrecido por ITT Hartford Life and Annuity Insurance Company ("ITT Hartford") en la Cuenta Fija y/o una serie de la Cuenta Independiente Uno (Ver "ITT Hartford Life and Annuity Insurance Company", pagina 7; "Los Contratos", pagina 12; y "La Cuenta Independiente", pagina 8). Sirvase leer el Glosario de Terminos Especiales en las paginas 2 y 3 antes de leer este Prospecto, a fin de familiarizarse con los terminos que en el se emplean.

    Los Contratos estan disponibles para compra por personas y grupos en base no calificado y calificado. La edad de emision maxima para el Contrato es de 85 anos. (Ver "Los Contratos", pagina 12). Por lo general, el Pago de Prima inicial es de $1,000. Posteriormente, el pago minimo es de $500. No hay deduccion por gastos de venta de los Pagos de Prima en el momento de efectuarse. Se aplicara una deduccion por concepto de Impuestos de Prima estatales para Contratos vendidos en ciertos estados. (Ver "Cargos bajo los Contratos", pagina 14).

    Por lo general, los Contratos se adquieren completando y sometiendo a ITT Hartford para su aprobacion una solicitud o una orden de compra, en conjunto con el Pago de Prima inicial. Normalmente, un Titular de Contrato podra ejercer su derecho de cancelar el Contrato dentro de los 10 dias despues de la entrega del mismo, devolviendo el Contrato a la Sede Social de ITT Hartford. Si el Titular del Contrato ejerce su derecho de cancelacion, ITT Hartford devolvera al Titular del Contrato el Valor del Contrato o los Pagos de Prima originales. La duracion del periodo de derecho de cancelacion y la obligacion de ITT Hartford de devolver el Valor del Contrato o el Pago de Prima original dependera de las leyes estatales.
    Las opciones de inversion de los Contratos son Hartford Advisers Fund, Inc., Hartford Bond Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford Index Fund, Inc., Hartford International Advisers Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Small Company Fund, Inc., Hartford Stock Fund, Inc., HVA Money Market Fund, Inc., y tales otros fondos que se ofrecieren de vez en cuando (los "Fondos"), y la Cuenta Fija. (Ver "Los Fondos", pagina 8, y "La Cuenta Fija", pagina 10). Con ciertas limitaciones, los Titulares de Contratos podran asignar sus Pagos de Primas y Valores del Contrato a una de estas opciones de inversion o a una combinacion de las mismas, y efectuar transferencias entre las opciones de inversion. (Ver "Transferencias entre las Subcuentas/Cuenta Fija", pagina 13).

    Cada Ano Contractual, se deduce de los Valores del Contrato un Cargo de Mantenimiento Anual de $30.00 (no se aplica a Contratos con Valores de Cuenta de $50,000 o mas), y se aplica a todos los Valores de Contratos tenidos en la Cuenta Independiente un cargo de riesgo de mortalidad y gastos del 1.25%. (Ver "Cargos bajo los Contratos", pagina 14). Por ultimo, los Fondos estan sujetos a ciertos honorarios, cargos y gastos (ver el Prospecto anexo de los Fondos).

    Los Contratos podran rescatarse, o podran retirarse porciones del valor de dichos Contratos en cualquier momento antes de la Fecha de Comienzo de la Anualidad. (Ver "Beneficios de Rescate" pagina 16). No obstante, podra gravarse un cargo de ventas diferido contingente contra los Valores de Contratos cuando se rescaten. En ciertos casos, no se gravaran los cargos de venta diferidos, incluso retiros hasta el importe de retiro anual y el pago de Beneficios por Muerte. (Ver "Cargos bajo los Contratos" pagina 14).

    El Contrato estipula un Beneficio por Muerte minimo, en caso de la muerte del Rentista o Titular del Contrato antes de haber comenzado los pagos de la Anualidad (ver "Beneficios por Muerte", pagina 15). Bajo el Contrato se ofrecen diversas opciones de anualidad que el Titular del Contrato podra elegir, ya sea en base fija o variable. En ausencia de la eleccion de una opcion de anualidad, el Valor del Contrato (menos los Impuestos de Prima aplicables) se aplicara en la Fecha de Comienzo de la Anualidad para proporcionar una anualidad de por vida con 120 pagos mensuales seguros (ver "Beneficios de Anualidad" pagina 18).
                                 ITT HARTFORD,
                           CUENTA INDEPENDIENTE UNO,
                          LA CUENTA FIJA Y LOS FONDOS
                             ITT HARTFORD LIFE AND
                           ANNUITY INSURANCE COMPANY

    ITT Hartford Life and Annuity Insurance Company ("ITT Hartford"), antiguamente ITT Life Insurance Corporation, se constituyo originalmente bajo las leyes de Wisconsin el 9 de enero de 1956. Posteriormente, ITT Hartford se redomicilio en Connecticut el dia 1o de mayo de 1996. La empresa es una sociedad anonima de seguros de vida que se dedica al negocio de suscribir seguros de vida individuales y colectivos y anualidades en todos los estados, incluso el Distrito de Columbia, pero con excepcion del Estado de Nueva York. ITT Hartford tiene su sede social

8                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

situada en Minneapolis, Minnesota; no obstante, su direccion postal es P. O. Box 5085, Hartford, CT 06102-5085.

    ITT Hartford es una subsidiaria en propiedad absoluta de Hartford Life Insurance Company. En definitiva ITT Hartford es 100% propiedad de Hartford Fire Insurance Company, uno de los mayores aseguradores de multiples riesgos de Estados Unidos. El dia 20 de diciembre de 1995, Hartford Fire Insurance Company se convirtio en corporacion publica independiente.

    ITT Hartford cuenta con la clasificacion A+ (superior) de A. M. Best and Company, Inc., en base a su solidez financiera y rendimiento operativo. Asimismo, ITT Hartford cuenta con la clasificacion AA+ de Standard & Poors y Duff and Phelps en base a su capacidad de satisfacer reclamaciones.

    Estas clasificaciones no se aplican al rendimiento de la Cuenta Independiente. No obstante, las obligaciones contractuales bajo esta anualidad variable consisten en las obligaciones corporativas generales de ITT Hartford. Dichas clasificaciones se aplican a la capacidad de ITT Hartford de satisfacer sus obligaciones de seguro bajo el Contrato.
                            CUENTA INDEPENDIENTE UNO

    La Cuenta Independiente se establecio el dia 20 de mayo de 1991. Constituye la Cuenta Independiente en la cual ITT Hartford reserva e invierte el activo imputable a los Contratos de anualidad variable, incluso los Contratos vendidos bajo el presente Prospecto. ITT Hartford mantiene el activo de la Cuenta Independiente bajo una modalidad de custodia. Si bien la Cuenta Independiente forma una parte integral de ITT Hartford, esta registrada como sociedad inversionista por obligaciones bajo la Ley de Companias Inversionistas de 1940. Sin embargo, dicho registro no involucra la supervision por parte de la Comision de Bolsas y Valores, de la administracion ni de las practicas o politicas de inversion de la Cuenta Independiente ni de ITT Hartford. La Cuenta Independiente cumple la definicion de "cuenta independiente" bajo la legislacion federal de valores.

    Su inversion en la Cuenta Independiente se asigna a una o mas Subcuentas de acuerdo con sus instrucciones. Cada Subcuenta se invierte exclusivamente en el activo de un Fondo precedente. ITT Hartford se reserva el derecho, con sujecion al cumplimiento de las leyes, de sustituir las acciones de cualquier Fondo ya adquiridas o a ser adquiridas en el futuro por la Cuenta Independiente con las acciones de cualquier otra compania inversionista registrada, siempre que dicha sustitucion haya sido aprobada por la Comision.

    Los Pagos de Primas Netos y el producto liquido de las transferencias entre Subcuentas se aplican a la adquisicion de acciones en el Fondo apropiado, al valor de activo neto determinado al final del Periodo de Valoracion durante el cual se recibieren los pagos o se efectuaren las transferencias. Todas las distribuciones del Fondo se reinvierten a su valor de activo neto. Consecuentemente, el valor de su inversion variara de acuerdo con los ingresos netos y la fluctuacion en las inversiones individuales dentro de la cartera o carteras de Fondos precedentes. Durante el periodo de pago de la Anualidad Variable, sus pagos de Anualidad y valores de reserva fluctuaran de acuerdo con dichos factores.

    Bajo las leyes de Connecticut, el activo de la Cuenta Independiente imputable a los Contratos ofrecidos bajo este Prospecto se mantiene para beneficio de los duenos de, y las personas con derecho a pagos bajo dichos Contratos. De acuerdo con los Contratos, los ingresos, ganancias y perdidas, realizados o sin realizar, del activo asignado a la Cuenta Independiente se acreditan a, o se cargan contra la Cuenta Independiente. Asimismo, las obligaciones que surgieren de cualquier otro negocio que ITT Hartford pudiere llevar a cabo no podran cargarse contra el activo en la Cuenta Independiente. Los Valores de Contratos asignados a la Cuenta Independiente no son afectados por la tasa de rendimiento de la Cuenta General de ITT Hartford, ni por el rendimiento de inversiones de ninguna de las demas cuentas independientes de ITT Hartford. La Cuenta Independiente podra estar sujeto a obligaciones que surgieren de una Serie de la Cuenta Independiente cuyo activo fuere imputable a otros Contratos de anualidad variable o polizas de seguro de vida variables ofrecidos por la Cuenta Independiente no descritos en este Prospecto. No obstante, todas las obligaciones que surgieren bajo los Contratos constituyen obligaciones corporativas generales de ITT Hartford.

    ITT Hartford no garantiza los resultados de inversion de las Cuentas Independientes ni de ninguna de las inversiones precedentes. No hay garantia de que el valor de un Contrato durante los anos anteriores a la jubilacion ni el importe total de los pagos de Anualidad Variable equivalgan al total de los Pagos de Primas efectuados bajo el Contrato. Debido a que cada Fondo precedente tiene objetivos de inversion distintos, cada uno esta sujeto a riesgos diferentes. Dichos riesgos se describen mas a fondo en el Prospecto del Fondo anexo.
                                   LOS FONDOS

    Todos los Fondos son patrocinados por Hartford Life Insurance Company, una afiliada de ITT Hartford y se constituyeron bajo las leyes del Estado de Maryland.

    Hartford Investment Management Company ("HIMCO") funge como administrador o asesor de inversiones de cada uno de los Fondos. Adicionalmente,

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9
--------------------------------------------------------------------------------

Wellington Management Company ("Wellington Management") funge como subasesor de inversiones a ciertos Fondos.

    HIMCO funge como asesor de inversiones del Fondo Hartford Advisers, Fondo de Apreciacion de Capital Hartford, Fondo de Dividendos y Crecimiento Hartford, Fondo Internacional Advisers Hartford, Fondo de Oportunidades Internacionales Hartford, Fondo de Companias Pequenas Hartford y Fondo de Acciones Hartford, conforme a un Convenio de Administracion de Inversiones con cada uno de dichos Fondos. Wellington Management funge como subasesor de inversiones a cada uno de estos Fondos, conforme a un Convenio de Subasesoria de Inversiones entre Wellington Management e HIMCO en nombre de cada fondo.

    HIMCO funge como asesor de inversiones al Fondo de Bonos Hartford, Fondo de Indices Hartford, Fondo de Titulos Hipotecarios Hartford y Fondo del Mercado Monetario HVA conforme a un Convenio de Asesoria de Inversiones entre dichos fondos e HIMCO.

    En el Prospecto de los Fondos anexo, y en la Declaracion de Informacion Adicional, que podra pedirse de ITT Hartford, se incluye una descripcion completa de los Fondos, sus politicas de inversion y restricciones, riesgos, cargos y gastos, asi como todos los demas aspectos de su operacion; se le recomienda leer dicho Prospecto en conjunto con el presente Prospecto antes de invertir. Es posible que los Fondos no esten disponibles en todos los estados.

    A continuacion se exponen los objetivos de inversion de cada uno de los
Fondos:

 HARTFORD ADVISERS FUND, INC.

    Procurar la maxima tasa de rendimiento total a largo plazo consonante con un riesgo de inversion prudente, mediante inversiones en acciones comunes y otros valores accionarios, bonos y otros titulos de adeudo, y en instrumentos del mercado monetario. El asesor de inversiones variara las inversiones del Fondo entre valores accionarios y de adeudo e instrumentos del mercado monetario, dependiendo de su analisis de las tendencias del mercado. La tasa de rendimiento total consiste en ingresos corrientes, incluso dividendos, interes y descuentos devengados y apreciacion de capital.

 HARTFORD BOND FUND, INC.

    Procurar ingresos corrientes maximos consonantes con la conservacion del capital, mediante inversiones principalmente en valores de ingresos fijos.

 HARTFORD CAPITAL APPRECIATION FUND, INC. (ANTIGUAMENTE HARTFORD AGGRESSIVE GROWTH FUND, INC.)

    Procurar crecimiento del capital mediante inversiones en valores accionarios y titulos convertibles en valores accionarios, selecciona8dos exclusivamente en base al potencial de apreciacion de capital; los ingresos, en su caso, constituyen una consideracion secundaria.

 HARTFORD DIVIDEND AND GROWTH FUND, INC.

    Procurar un elevado nivel de ingresos corrientes consonante con el crecimiento del capital y un riesgo de inversion razonable, invirtiendo principalmente en valores accionarios y titulos convertibles en valores accionarios.

 HARTFORD INTERNATIONAL ADVISERS FUND, INC.

    Procurar un rendimiento total maximo a largo plazo, consonante con un riesgo de inversion prudente, mediante inversiones en una cartera de valores accionarios, de adeudo y efectivo. El Fondo invertira principalmente en valores en divisas no de EE.UU., y que se cotizaran en mercados no de EE.UU.

 HARTFORD INDEX FUND, INC.

    Obtener resultados de inversion que se aproximen el rendimiento de precios y resultados de las acciones comunes publicas en total, segun lo representado por el Indice Compuesto de Precios Accionarios Standard & Poors 500*.

 HARTFORD SMALL COMPANY FUND, INC. (DISPONIBLE A PARTIR DEL 9 DE AGOSTO DE 1996)

    Procurar el crecimiento del capital mediante inversiones principalmente en valores accionarios seleccionados en base al potencial de apreciacion de capital. Bajo condiciones normales del mercado y economicos, por lo menos el 65% del activo total del Fondo de Companias Pequenas se invierte en valores accionarios de companias que tienen menos de $2.000 millones de capitalizacion del mercado.

 HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.

    Procurar un rendimiento total a largo plazo consonante con un riesgo de inversion prudente, mediante inversiones principalmente en valores accionarios emitidos por companias extranjeras.

 HARTFORD MORTGAGE SECURITIES FUND, INC.

    Lograr ingresos corrientes maximos, consonantes con la proteccion del capital y el mantenimiento de liquidez, mediante inversiones principalmente en titulos hipotecarios, entre ellos los valores emitidos por la Asociacion Hipotecaria Nacional del Gobierno ("GNMA").

* "STANDARD & POOR'S-REGISTERED TRADEMARK-", "S&P-REGISTERED TRADEMARK-", "S&P 500-REGISTERED TRADEMARK-", "STANDARD & POOR'S 500" Y "500" SON MARCAS REGISTRADAS DE THE MCGRAW-HILL
 COMPANIES, INC., Y ESTAN LICENCIADAS PARA USO POR HARTFORD LIFE INSURANCE
  COMPANY. STANDARD & POOR'S ("S&P") NO PATROCINA, RESPALDA,
 VENDE NI PROMUEVE EL FONDO DE INDICES NI OFRECE AFIRMACIONES CON RESPECTO A LA
  CONVENIENCIA DE INVERTIR EN EL FONDO DE INDICES.

10                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 HARTFORD STOCK FUND, INC.

    Procurar el crecimiento del capital a largo plazo, principalmente mediante la apreciacion de capital con ingresos como consideracion secundaria, a traves de inversiones en valores de tipo accionario.

 HVA MONEY MARKET FUND, INC.

    Procurar ingresos corrientes maximos consonantes con la liquidez y conservacion del capital, mediante inversiones en valores del mercado monetario.

    DERECHOS DE VOTO: ITT Hartford es el titular legal de todas las Acciones de los Fondos tenidas en la Cuenta Independiente. En su capacidad de titular, ITT Hartford tiene el derecho de votar en las asambleas de accionistas de los Fondos. No obstante, en la medida exigida bajo las leyes o regulaciones federales de valores, ITT Hartford:

    1. Votara todas las acciones de los Fondos imputables a un Contrato de acuerdo con las instrucciones recibidas del Titular del Contrato; y

    2. Votara las acciones imputables a un Contrato, con respecto a las cuales no se hubieren recibido instrucciones de voto, en la misma proporcion que las acciones para las cuales se hubieren recibido instrucciones.

    En caso de que ocurriere un cambio en cualesquier leyes o regulaciones federales de valores, o en su interpretacion actual, que permitiere a ITT Hartford votar las acciones de los Fondos en su propio nombre, ITT Hartford podra elegir hacerlo.
    ITT Hartford le enviara materiales de poder y un formulario de instrucciones mediante los cuales usted podra girar instrucciones a ITT Hartford con respecto a la manera de votar las acciones de los Fondos tenidas para su cuenta.

    En relacion con la votacion de acciones de los Fondos en su poder, ITT Hartford dispondra la administracion y el conteo de los poderes recibidos de los Titulares de Contratos. En tal capacidad, ITT Hartford no tendra derecho alguno, excepto segun se estipula mas abajo, de votar ninguna de las acciones de los Fondos en su poder bajo el presente, que estuvieren registradas en su nombre o en el nombre de sus designatarios. No obstante, ITT Hartford votara las acciones de los Fondos en su poder de acuerdo con las instrucciones recibidas de los Titulares de Contratos, para cuyas cuentas se tienen las acciones de los Fondos. En caso de que un Titular de Contrato deseare asistir a cualquier asamblea durante la cual pudieren votarse las acciones tenidas a beneficio del Titular del Contrato, dicho Titular de Contrato podra solicitar a ITT Hartford que suministrare un poder o de otra manera dispusiere el ejercicio de los derechos de votacion con respecto a las acciones de los Fondos tenidas a beneficio de la cuenta de tal Titular de Contrato. ITT Hartford votara las acciones para las cuales no se hubieren recibido instrucciones asi como las acciones que no fueren imputables a los Titulares de Contratos (es decir, acciones propiedad de ITT Hartford) en la misma proporcion que votara las acciones de dicho Fondo con respecto a las cuales hubiere recibido instrucciones. Durante el periodo de Anualidad bajo un Contrato, el numero de votos disminuira a medida que disminuyere el activo tenido para habilitar los beneficios de Anualidad.

    Los Fondos se ofrecen con el exclusivo proposito de constituir la inversion precedente de Contratos de anualidad variable y de seguro de vida variable emitidos por ITT Hartford. Es concebible que en el futuro no fuere conveniente que las cuentas independientes de anualidad variable y las cuentas independientes de seguro de vida variable invirtieren simultaneamente en los Fondos. Si bien, en la actualidad ITT Hartford y los Fondos no preven ninguna tal desventaja, ya sea para los Titulares de Contrato de anualidad variable o para los Titulares de Polizas de seguro de vida variable, la Junta Directiva de los Fondos tiene la intencion de vigilar los acontecimientos a fin de identificar cualesquier conflictos esenciales entre tales Titulares de Contratos y Titulares de Polizas y determinar las medidas, en su caso, que debieren tomarse en respuesta a los mismos. En caso de que la Junta Directiva de los Fondos llegaren a la conclusion de que deberan establecerse fondos independientes para las cuentas independientes de seguro de vida variable y de anualidad variable, los Titulares de Contratos de anualidad variable no correran con ningun gasto que conllevare el establecimiento de dichos fondos independientes.
                                 LA CUENTA FIJA

    LA PORCION DEL CONTRATO RELACIONADA CON LA CUENTA FIJA NO ESTA REGISTRADA BAJO LA LEY REGULADORA DE BOLSAS DE 1933 (LA "LEY DE 1933") Y LA CUENTA FIJA NO ESTA REGISTRADA COMO COMPANIA INVERSIONISTA BAJO LA LEY DE COMPANIAS INVERSIONISTAS DE 1940 (LA "LEY DE 1940"). CONFORME A ELLO, NI LA CUENTA FIJA NI LOS INTERESES INHERENTES EN LA MISMA ESTAN SUJETOS A LAS ESTIPULACIONES O RESTRICCIONES DE LA LEY DE 1933 NI DE LA LEY DE 1940, Y LA DIVULGACION RELACIONADA CON LA CUENTA FIJA NO HA SIDO REVISADA POR EL PERSONAL DE LA COMISION DE BOLSAS Y VALORES. LA SIGUIENTE DIVULGACION CON RESPECTO A LA CUENTA FIJA PODRA ESTAR SUJETA A CIERTAS ESTIPULACIONES GENERALMENTE APLICABLES DE LAS LEYES REGULADORAS DE BOLSAS FEDERALES, CON RESPECTO A LA EXACTITUD E INTEGRIDAD DE LA DIVULGACION.

    Los Pagos de Primas y los Valores del Contrato asignados a la Cuenta Fija pasan a formar parte del activo

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11
--------------------------------------------------------------------------------

general de ITT Hartford. ITT Hartford invierte el activo de la Cuenta general de acuerdo con las leyes pertinentes que rigen las inversiones de Cuentas Generales de Companias Aseguradoras.

    Actualmente, ITT Hartford garantiza que acreditara interes a un tipo que no sera inferior al 3% anual, compuesto anualmente, a los importes asignados a la Cuenta Fija bajo los Contratos. No obstante, ITT Hartford se reserva el derecho de modificar el tipo de interes de acuerdo con las leyes de seguros estatales. ITT Hartford podra acreditar interes a un tipo en exceso del 3% anual. No existe formula especifica para la determinacion de creditos del exceso de interes. Los factores que la Compania podra tomar en consideracion para determinar si acreditara o no el exceso de interes a los importes asignados a la Cuenta Fija, asi como el importe del mismo, incluyen las tendencias economicas generales, tasas de rendimiento actualmente disponibles y previstas sobre las inversiones de la Compania, requisitos regulatorios y tributarios y factores competitivos.

    CUALQUIER INTERES ACREDITADO A LOS IMPORTES ASIGNADOS A LA CUENTA FIJA EN EXCESO DEL 3% ANUAL SE DETERMINARA A LA EXCLUSIVA DISCRECION DE LA COMPANIA. EL TITULAR ASUME EL RIESGO DE QUE EL INTERES ACREDITADO A LAS ASIGNACIONES A LA CUENTA FIJA POSIBLEMENTE NO EXCEDA LA GARANTIA MINIMA DEL 3% DURANTE CUALQUIER ANO ESPECIFICO.
                   INFORMACION RELACIONADA CON EL RENDIMIENTO

    La Cuenta Independiente podra divulgar en materiales publicitarios cierta informacion relacionada con el rendimiento con respecto a sus Subcuentas. La informacion de rendimiento sobre una Subcuenta se basa exclusivamente en el rendimiento pasado de la misma y no es indicativa de los resultados futuros.

    Las Subcuentas del Fondo Hartford Advisers, Fondo de Bonos Hartford, Hartford Capital Appreciation Fund, Fondo de Indices Hartford, Fondo Internacional Advisers Hartford, Fondo de Oportunidades Internacionales Hartford, Fondo de Titulos Hipotecarios Hartford, Fondo de Acciones Hartford, Fondo del Mercado Monetario del Gobierno de EE.UU. Hartford y Fondo del Mercado Monetario HVA podran incluir el rendimiento total en anuncios publicitarios y otros materiales de venta.

    Cuando una Subcuenta divulga en materiales publicitarios su rendimiento total estandarizado, por lo general se calculara sobre un ano, cinco anos y diez anos u otros periodos de inversion pertinentes, si la Subcuenta no hubiere existido durante por lo menos diez anos. El rendimiento total se calcula comparando el valor de una inversion en la Subcuenta al principio del periodo pertinente con el valor de la inversion al final del periodo (suponiendo la deduccion de cualquier cargo de venta diferido contingente que seria pagadero si la inversion se rescatase al final del periodo).

    Ademas del rendimiento total estandarizado, la Subcuenta podra divulgar en materiales publicitarios un rendimiento total no estandarizado. Por lo general, esta cifra se calculara para un ano, cinco anos y diez anos u otros periodos. El rendimiento total no estandarizado se calcula de la misma manera que el rendimiento total estandarizado arriba descrito, excepto que no se deducen el cargo de venta diferido contingente ni el Cargo de Mantenimiento Anual. En consecuencia, el rendimiento total no estandarizado de una Subcuenta es superior al rendimiento total estandarizado de dicha Subcuenta.

    Las Subcuentas del Fondo de Bonos Hartford y el Fondo de Titulos Hipotecarios Hartford podran divulgar en materiales publicitarios la rentabilidad ademas del rendimiento total. La rentabilidad se calculara de la siguiente manera: Los ingresos netos de inversion por unidad devengados durante un periodo reciente de un mes se dividen entre el valor unitario en el ultimo dia del periodo. Esta cifra refleja los cargos repetidos a nivel de la Cuenta Independiente, incluso el cargo de mantenimiento anual.

    La Subcuenta del Fondo del Mercado Monetario HVA podra divulgar en materiales publicitarios la rentabilidad y la rentabilidad efectiva. La rentabilidad de una Subcuenta se basa en los ingresos devengados por la Subcuenta sobre un periodo de siete dias y luego anualizados, es decir, se supone que los ingresos obtenidos durante el periodo se devengan cada siete dias sobre un periodo de 52 semanas y se indican como porcentaje de la inversion. La rentabilidad efectiva se calcula en forma similar, pero al anualizarse, se supone que los ingresos devengados por la inversion se reinvierten en unidades de la Subcuenta y por consiguiente se capitalizan durante el curso de un periodo de 52 semanas. La rentabilidad y la rentabilidad efectiva reflejan los cargos repetidos a nivel de la Cuenta Independiente incluso el cargo de mantenimiento anual.

    La Cuenta Independiente tambien podra divulgar en materiales publicitarios la rentabilidad, el rendimiento total estandar y rendimiento total no estandar para periodos antes de la fecha de comienzo de operaciones de la Cuenta Independiente. Para los periodos anteriores a la fecha de comienzo de operaciones de la Cuenta Independiente, la informacion sobre rendimientos de las Subcuentas se calculara en base al rendimiento de los Fondos precedentes y la suposicion de que las Subcuentas existian durante los mismos periodos que los de los Fondos precedentes, con un nivel de cargos igual a los actualmente gravados contra las Subcuentas.

12                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    ITT Hartford podra ofrecer informacion sobre diversos temas a los Titulares de Contratos y posibles Titulares de Contratos en materiales publicitarios, literatura de ventas u otros materiales. Dichos temas podran incluir la relacion entre sectores de la economia y la economia en general, asi como sus efectos en diversos mercados de valores, estrategias y tecnicas de inversion (por ejemplo, inversiones a valor, inversion periodica de importe constante y asignacion de activos), las ventajas y desventajas de invertir en instrumentos calificados para tratamiento tributario especial y sujetos a impuestos, perfiles de clientes y escenarios de adquisicion hipoteticos, administracion financiera y planificacion tributaria y de jubilacion, asi como otras alternativas de inversion, incluso comparaciones entre los Contratos asi como las caracteristicas y mercado de dichas alternativas.
                                 LOS CONTRATOS
                              CONTRATOS OFRECIDOS

    Los Contratos son de tipo individual o colectivo de Anualidad Variable con impuestos aplazados, disenados para fines de planificacion de jubilacion, y podran ser adquiridos por cualquier persona, grupo o fideicomiso, incluso cualquier fideicomiso o custodio de un plan de jubilacion calificado bajo las Secciones 401(a) o 403(a) del Codigo de Rentas Internas; planes de adquisicion de anualidades adoptados por los sistemas de escuelas publicas y ciertas organizaciones exentas de impuestos segun la Seccion 403(b) del Codigo de Rentas Internas; Anualidades de Jubilacion Individuales adoptadas de acuerdo con la Seccion 408 del Codigo de Rentas Internas; planes de pensiones de empleados establecidos para los empleados por un estado, una subdivision politica de un estado, o una agencia o entidad de un estado o una subdivision politica de un estado, y ciertos planes de compensacion diferida elegibles segun lo definido en la Seccion 457 del Codigo de Rentas Internas ("Contratos Calificados").
                    PAGOS DE PRIMAS Y ASIGNACIONES INICIALES

    El Pago de Prima inicial minimo es de $1,000. Posteriormente, el Pago de Prima minimo es de $500. Ciertos planes podran establecer pagos periodicos mas bajos. Cada Pago de Prima podra fraccionarse entre las diversas Subcuentas y/o la Cuenta Fija, con sujecion a los importes minimos entonces en vigor.

    DERECHOS DE REEMBOLSO: Si no esta satisfecho con su adquisicion, podra rescatar el Contrato, devolviendolo dentro de los diez dias (o mas, en algunos estados) despues de haberlo recibido. El Contrato debera estar acompanado de una solicitud de cancelacion por escrito. En este caso ITT Hartford le pagara un importe igual al Valor del Contrato en la fecha de recibo de la solicitud de cancelacion, sin deduccion por concepto de los cargos normalmente aplicados bajo el mismo. Usted corre con el riesgo de inversion durante el periodo antes del recibo por la Compania de la solicitud de cancelacion. ITT Hartford solo reembolsara la prima pagada para anualidades de jubilacion individuales (siempre que se devuelvan dentro de los siete dias despues de haberse recibido), y en aquellos estados en los cuales asi sea exigido por ley.

    ACREDITACION Y VALORACION: El saldo de cada Pago de Prima inicial que quedare despues de la deduccion de cualquier Impuesto de Prima aplicable se acreditara a su Contrato dentro de los dos dias habiles despues del recibo por ITT Hartford en su Sede Social, P. O. Box 5085, Hartford, CT 06102-5085, de una solicitud debidamente llenada o una orden de compra de un Contrato y el Pago de Prima inicial. Se acreditara a la Subcuenta o Subcuentas y/o a la Cuenta Fija de acuerdo con su eleccion. Si la solicitud u otra informacion no estuviere completa al recibirse, el saldo de cada Pago de Prima inicial, despues de la deduccion de cualquier Impuesto de Prima, se acreditara a la Subcuenta o Subcuentas o a la Cuenta Fija dentro de los cinco dias habiles despues del recibo. Si el Pago de Prima inicial no se acreditare dentro de los cinco dias habiles, dicho Pago de Prima sera devuelto inmediatamente, salvo que se le hubiere informado de la demora y usted solicitare que no se devolviere.

    El numero de Unidades de Acumulacion en cada Subcuenta que se acreditara a un Contrato se determinara dividiendo la porcion del Pago de Prima que se acreditare a cada Subcuenta entre el valor de una Unidad de Acumulacion en dicha Subcuenta en tal fecha.

    Los precios correspondientes a los Pagos de Prima posteriores se establecen en el Dia de Valoracion de su recibo por ITT Hartford en su Sede Social, o en cualesquier otras oficinas administrativas designadas.
                               VALOR DEL CONTRATO

    El valor de las inversiones en las Subcuentas bajo su Contrato en cualquier momento antes de comenzar los pagos de Anualidad se determina multiplicando el numero total de Unidades de Acumulacion acreditadas a su Contrato en cada Subcuenta por los valores de Unidad de Acumulacion entonces corrientes de la Subcuenta pertinente. El valor de la Cuenta Fija bajo su Contrato sera el importe asignado a la Cuenta Fija mas el interes acreditado.

    Se le notificara por lo menos semestralmente del numero de Unidades de Acumulacion acreditadas a cada Subcuenta, los valores actuales de la Unidad de Acumulacion, el valor de la Cuenta Fija y el valor total de su Contrato.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13
--------------------------------------------------------------------------------

    VALOR DE LA UNIDAD DE ACUMULACION: El valor de una Unidad de Acumulacion para cada Subcuenta variara para reflejar la experiencia de inversion del Fondo pertinente y se determinara en cada Dia de Valoracion, multiplicando el valor de la Unidad de Acumulacion de la Subcuenta especifica en el Dia de Valoracion anterior por un "Factor de Inversion Neto" para dicha Subcuenta correspondiente al Periodo de Valoracion entonces finalizado. El "Factor de Inversion Neto" para cada una de las Subcuentas equivale al valor de activo neto por accion del Fondo correspondiente al final del Periodo de Valoracion (mas el importe por accion de cualesquier dividendos o ganancias de capital distribuidos por dicho Fondo si la fecha exdividendo ocurriere durante el Periodo de Valoracion entonces finalizado), dividido entre el valor de activo neto por accion del Fondo correspondiente al comienzo del Periodo de Valoracion. Usted debe referirse al Prospecto de cada uno de los Fondos, que acompana al presente Prospecto, para una descripcion de la manera de valoracion del activo de cada Fondo, ya que cada determinacion tiene un efecto directo en el valor de la Unidad de Acumulacion de la Subcuenta y en consecuencia en el valor de un Contrato. El Valor de la Unidad de Acumulacion se ve afectado por el rendimiento del Fondo o Fondos precedentes, los gastos y la deduccion de los cargos descritos en el presente Prospecto.

    VALORACION DE ACCIONES DEL FONDO: Las acciones del Fondo se valoran a su valor de activo neto en cada Dia de Valoracion. En el Prospecto anexo sobre los Fondos se incluye una descripcion completa del metodo de valoracion usado para valorar las acciones del Fondo.

    VALORACION DE LA CUENTA FIJA: ITT Hartford determinara el valor de la Cuenta Fija, acreditando interes a los importes asignados a la Cuenta Fija.
                            TRANSFERENCIAS ENTRE LAS
                             SUBCUENTAS/CUENTA FIJA

    Usted podra transferir sin cargo los valores de sus asignaciones de Subcuentas de una o mas Subcuentas a otra. No obstante, ITT Hartford se reserva el derecho de limitar el numero de transferencias a doce (12) por Ano Contractual, con no mas de dos (2) transferencias en Dias de Valoracion consecutivos. Las transferencias por telefono podran ser efectuadas por un Titular de Contrato o un apoderado actuando de acuerdo con un poder, llamando al
(800) 862-6668 o por el agente registrado, llamando al (800) 862-7155. Es posible que en algunos estados no se permitan transferencias telefonicas para los residentes que adquieren anualidades variables.

    Es politica de ITT Hartford y sus agentes y filiales no asumir responsabilidad por las perdidas producidas como consecuencia de haber actuado en virtud de solicitudes telefonicas que se consideran razonablemente autenticas. ITT Hartford implementara procedimientos razonables para confirmar que las instrucciones comunicadas por telefono sean autenticas; de lo contrario, ITT Hartford podra ser responsable por cualesquier perdidas debido a instrucciones no autorizadas o fraudulentas. Los procedimientos observados por ITT Hartford para las transacciones iniciadas por telefono incluyen requisitos de que las personas que llamen ofrezcan cierta informacion a fines de identificacion. Todas las instrucciones de transferencias por telefono se graban en cinta de casetera.

    ITT Hartford podra permitir al Titular del Contrato que preautorice las transferencias entre las Subcuentas y entre las Subcuentas y la Cuenta Fija bajo ciertas circunstancias. Las transferencias entre las Subcuentas podran efectuarse antes y despues de comenzar los pagos de Anualidad (limitadas a 1 por trimestre), estipulandose, sin embargo, que la asignacion minima a cualquier Subcuenta no podra ser inferior a $500. No se exige saldo minimo en ninguna Subcuenta.

    El Titular del Contrato o el Participante es responsable de comprobar la exactitud de todas las confirmaciones de transferencias y de notificar inmediatamente a ITT Hartford de cualesquier discrepancias dentro de un dia habil despues de recibir la confirmacion. ITT Hartford remitira al Titular del Contrato una confirmacion de la transferencia dentro de los cinco (5) dias despues de la fecha de cualquier instruccion.

    Las transferencias de la Cuenta Fija a una Subcuenta podran efectuarse en cualquier momento durante el Ano Contractual. El importe maximo que podra transferirse de la Cuenta Fija durante cualquier Ano Contractual es la suma que sea mayor entre el 30% del saldo de la Cuenta Fija en el ultimo Aniversario del Contrato o el importe mayor de cualquier transferencia anterior de la Cuenta Fija. Si ITT Hartford permitiere transferencias preautorizadas de la Cuenta Fija a las Subcuentas, esta restriccion no se aplica. Asimismo, en caso de que se renovare cualquier tipo de interes a un tipo de por lo menos un punto porcentual por debajo del tipo anterior, el Titular del Contrato podra elegir transferir hasta el 100% de los fondos sujetos al tipo reducido dentro de los 60 dias despues de recibir la notificacion de la reduccion del tipo de interes. Por lo general, no podran efectuarse transferencias de ninguna Subcuenta a la Cuenta Fija durante el periodo de seis meses despues de cualquier transferencia de la Cuenta Fija a una o mas de las Subcuentas. ITT Hartford se reserva el derecho de aplazar las transferencias de la Cuenta Fija por un periodo hasta de seis meses a partir de la fecha de la solicitud.

    Con sujecion a las excepciones estipuladas en el siguiente parrafo, el derecho de reasignar los Valores del Contrato queda sujeto a modificacion en caso de que ITT Hartford determinare, en su exclusiva opinion, que el ejercicio de dicho derecho por uno o mas Titulares de Contratos obrare o pudiere obrar en perjuicio de otros

14                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Titulares de Contratos. Cualquier modificacion podria aplicarse a transferencias a, o de algunas o todas las Subcuentas y la Cuenta Fija y podria incluir, pero sin limitarse a, el requisito de un periodo minimo entre cada transferencia, el rechazo de solicitudes de transferencia de un agente que actuare bajo un poder en nombre de mas de un Titular de Contrato, o limitar el importe en dolares que un Titular de Contrato podria transferir entre las Subcuentas y la Cuenta Fija en cualquier momento especifico. Dichas restricciones podran aplicarse de una manera disenada razonablemente para impedir cualquier ejercicio del derecho de transferencia que, en opinion de ITT Hartford, fuere en detrimento de otros Titulares de Contratos.

    Actualmente, y con respecto a Contratos emitidos en todos los estados, la unica restriccion en vigor es que ITT Hartford no aceptara instrucciones de agentes que actuaren bajo un poder de multiples Titulares de Contratos cuyas cuentas en total excedieren la suma de $2 millones, salvo que el agente hubiere celebrado con ITT Hartford un convenio de tercero de servicios de transferencia.
                           CARGOS BAJO LOS CONTRATOS

    CARGOS DE VENTA APLAZADOS CONTINGENTES: No se aplica a los Pagos de Primas ninguna deduccion por concepto de gastos de ventas en el momento de efectuarse. No obstante, podra gravarse un cargo de ventas aplazado contingente contra los Valores del Contrato en el momento del rescate. El periodo entre el recibo de un Pago de Prima hasta el momento del rescate determina el cargo de venta aplazado contingente. Los pagos de primas se consideraran rescatados por el mismo orden en que se recibieron.

    PAGOS SUJETOS A CARGOS DE VENTA DURANTE LOS PRIMEROS SIETE ANOS
CONTRACTUALES: Durante los primeros siete Anos Contractuales, se gravara un cargo de venta diferido contingente contra el rescate de los Pagos de Primas. Todos los rescates se aplicaran primero a los Pagos de Primas y luego a otros Valores del Contrato.

    DESPUES DEL SEPTIMO ANO CONTRACTUAL: Despues del septimo Ano Contractual, todos los rescates se tomaran primero de las ganancias y luego de los pagos de primas. No se gravara un cargo de venta aplazado contingente contra el rescate de las ganancias. En caso de que se hubiere rescatado un importe igual a todas las ganancias, no se gravara un cargo de venta aplazado contingente contra los pagos de primas recibidos mas de siete anos antes del rescate, pero se gravara contra los pagos de prima recibidos menos de siete anos antes del rescate.

    El cargo constituye un porcentaje del importe retirado (que no excedera el importe total de los Pagos de Primas efectuados), y es igual a:

                        PERIODO DESDE EL
          CARGO          PAGO DE PRIMA
          ------      --------------------
                        (NUMERO DE ANOS)
            6%                 1
            6%                 2
            5%                 3
            5%                 4
            4%                 5
            3%                 6
            2%                 7
            0%              8 o mas

    PAGOS NO SUJETOS A CARGOS DE VENTA: Durante los primeros siete Anos Contractuales, en base no cumulativa, un Titular de Contrato podra efectuar un rescate parcial de Valores del Contrato hasta del 10% de los Pagos de Primas totales efectuados al Contrato (segun se determinare en la fecha del retiro solicitado) sin la aplicacion de un cargo de venta aplazado contingente. Despues del septimo Ano Contractual, el Titular del Contrato podra efectuar un rescate parcial del 10% de los pagos de primas efectuados durante los siete anos anteriores al rescate y el 100% del Valor del Contrato, menos los Pagos de Primas efectuados durante los siete anos antes del rescate. Los importes no sujetos a cargos de venta se denominan el Importe de Retiro Anual. El Importe de Retiro Anual es la suma que podra retirarse durante cualquier Ano Contractual antes de incurrir en cargos de venta. Una clausula suplementaria de Privilegio de Retiro Prorrogado permite al Rentista bajo un Plan Calificado que cumpla los 70 1/2 anos de edad de retirar un importe en exceso del Importe de Retiro Anual, a fin de cumplir las reglas de distribucion minima del IRS.

    Ciertos planes o programas podran incluir privilegios de retiro diferentes. Cualquier tal retiro se considerara tomado de los Valores del Contrato que no sean Pagos de Primas. De vez en cuando, ITT Hartford podra permitir al Titular del Contrato que preautorice rescates parciales con sujecion a ciertas limitaciones entonces en vigor. Los rescates adicionales o cualquier rescate de los Valores del Contrato en exceso de tal importe en cualquier Ano Contractual durante el periodo de aplicabilidad de los cargos de venta aplazados contingentes estaran sujetos al cargo apropiado.

    No se gravara ningun cargo de venta aplazado contingente que de otra manera fuere aplicable en caso de la muerte del Rentista, la muerte del Titular del Contrato, o en caso de que se efectuaren pagos bajo una opcion de Anualidad (que no fuere un rescate de la Opcion 4) estipulada bajo el Contrato.

    PROPOSITO DE LOS CARGOS DE VENTA: Los cargos de venta aplazados contingentes se usan para cubrir los gastos relacionados con la venta y distribucion de todos los Contratos, incluso las comisiones pagadas a cualquier

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15
--------------------------------------------------------------------------------

organizacion de distribucion y su personal de ventas, el costo de elaborar literatura comercial y otras actividades promocionales. En la medida en que dichos cargos no cubrieren dichos gastos de distribucion, estos seran sufragados por ITT Hartford de su activo general, incluso cualquier superavit. El superavit podra incluir utilidades generadas de cargos de riesgo de mortalidad y gastos sin usar.

    CARGO DE RIESGO DE MORTALIDAD Y GASTO: Si bien los pagos de Anualidad Variable efectuados bajo el Contrato variaran de acuerdo con el rendimiento de inversion de las acciones del Fondo precedente tenidas en la Subcuenta o Subcuentas, los pagos no seran afectados por (a) la experiencia de mortalidad real de ITT Hartford entre los Rentistas antes o despues de la Fecha de Comienzo de la Anualidad, ni (b) los gastos reales de ITT Hartford, si fueren superiores a las deducciones estipuladas en los Contratos, debido a los compromisos de gastos y mortalidad de ITT Hartford.

    A cambio de asumir estos riesgos bajo los Contratos, ITT Hartford aplicara un cargo diario a la tasa del 1.25% anual contra todos los Valores del Contrato tenidos en las Subcuentas durante la vida del Contrato (calculado como el 0.90% para mortalidad y el 0.35% para gastos).

    Los compromisos de mortalidad ofrecidos por ITT Hartford bajo los Contratos, suponiendo la seleccion de una de las modalidades de Anualidades de vida, consisten en efectuar pagos mensuales de Anualidad (determinados de acuerdo con el Cuadro de Mortalidad de Anualidad Individual 1983a y otras estipulaciones contenidas en el Contrato) a los Rentistas, sin importar cuanto tiempo pudiere vivir dicho Rentista y sin importar cuanto tiempo pudieren vivir todos los Rentistas como colectividad. ITT Hartford tambien asume la responsabilidad por el pago de un Beneficio por Muerte minimo bajo el Contrato.

    Los compromisos de mortalidad se basan en la determinacion por ITT Hartford de las incidencias de mortalidad previstas entre todos los Rentistas. En caso de que la experiencia real entre los Rentistas durante el periodo de pago de la Anualidad se desviare de la determinacion actuarial de ITT Hartford de las incidencias de mortalidad entre los Rentistas, debido a que, como colectividad, su longevidad excediere la prevista, ITT Hartford debera proporcionar importes de sus fondos generales para cumplir sus obligaciones Contractuales. ITT Hartford correra con la perdida en esta situacion. Asimismo, en el caso de la muerte de un Rentista o Titular de Contrato antes del comienzo de los pagos de la Anualidad, segun lo que ocurra primero, durante periodos de baja de valor o durante periodos en los cuales los cargos de venta aplazados contingentes hubieren sido aplicables, ITT Hartford podra experimentar una perdida como consecuencia de haber asumido el riesgo de mortalidad relativo al Beneficio por muerte garantizado.

    Con su estipulacion de un compromiso de gastos, ITT Hartford asume el riesgo de que los cargos de venta aplazados contingentes y el Cargo de Mantenimiento Anual para mantener los Contratos antes de la Fecha de Comienzo de la Anualidad podran resultar insuficientes para cubrir el costo real de proporcionar dichos elementos.

    CARGO DE MANTENIMIENTO ANUAL: Cada ano, en cada Aniversario del Contrato en
o antes de la Fecha de Comienzo de la Anualidad, ITT Hartford deducira un Cargo de Mantenimiento Anual, en su caso, de los Valores del Contrato, para reembolsarla por gastos relacionados con el mantenimiento del Contrato, la Cuenta Fija y las Subcuentas bajo dicho Contrato. En caso de que, durante un Ano Contractual, el Contrato fuere rescatado por su valor total, ITT Hartford deducira el Cargo de Mantenimiento Anual en el momento de dicho rescate. El cargo consiste en una suma fija pagadera en su totalidad, sin importar el momento durante el Ano Contractual en que ocurriere el rescate de los Valores del Contrato. El Cargo Anual de Mantenimiento es de $30.00 por Ano Contractual para Contratos con un Valor de Contrato inferior a $50,000 en el Aniversario del Contrato. La deduccion se aplicara en forma prorrateada de acuerdo con el valor en cada Subcuenta y la Cuenta Fija bajo un Contrato.

    IMPUESTOS DE PRIMA: Tambien se aplica una deduccion por concepto de Impuestos de Prima, en su caso, gravados por un estado u otra entidad gubernamental. Ciertos estados imponen un Impuesto de Prima, que actualmente fluctua hasta del 3.5%. Algunos estados gravan el impuesto en el momento de efectuarse los pagos de compra; otros estados aplican el impuesto en el momento en que se adquieran derechos al pago de la Anualidad. ITT Hartford pagara los Impuestos de Prima en el momento en que se graven bajo las leyes pertinentes. A su exclusiva discrecion, ITT Hartford podra deducir los Impuestos de Prima en el momento en que ITT Hartford cancele dichos impuestos a las autoridades tributarias pertinentes, en el momento de rescate del Contrato o en el momento en que el Contrato se convierta en Anualidad.

    EXCEPCIONES: ITT Hartford podra ofrecer, a su discrecion, honorarios y cargos reducidos, incluso, pero sin limitarse a, los cargos de venta aplazados contingentes, el cargo de riesgo de mortalidad y gastos y el cargo de mantenimiento por ciertas ventas (incluso planes de ahorros patrocinados por empleadores), bajo ciertas circunstancias, que podrian originar el ahorro de ciertos costos y gastos. Las reducciones de dichos honorarios y cargos no se aplicaran de manera injustamente discriminatoria en contra de ningun Titular de Contrato.
                             BENEFICIOS POR MUERTE

    Los Contratos estipulan que, en caso de que el Rentista muriere antes de la Fecha de Comienzo de la Anualidad elegida, el Rentista Contingente se convertira en Rentista.

16                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

En caso de que el Rentista muriere antes de la Fecha de Comienzo de la Anualidad y (a) no hubiere Rentista Contingente designado, (b) el Rentista Contingente muriere antes del Rentista, o (c) si cualquier Titular del Contrato muriere antes de la Fecha de Comienzo de la Anualidad, el Beneficiario determinado en virtud de las Estipulaciones de Control del Contrato recibira el Beneficio por Muerte segun se determinare en la fecha de recibo en su Sede Social de debida constancia de fallecimiento por ITT Hartford. Con respecto a Titulares Mancomunados de Contratos, a la muerte de uno de los Titulares Mancomunados del Contrato antes de la Fecha de Comienzo de la Anualidad, el Beneficiario sera el Titular del Contrato sobreviviente, sin perjuicio de que la designacion de beneficiario pudiere ser distinta.

    BENEFICIO GARANTIZADO POR MUERTE: En caso de que, en el momento de su muerte antes de la Fecha de Comienzo de la Anualidad, el Rentista o Titular del Contrato, segun fuere el caso, no hubiere cumplido los 90 anos de edad, el Beneficiario recibira la suma que sea mayor entre (a) el Valor del Contrato, determinado en el dia del recibo por ITT Hartford de constancia de fallecimiento por escrito de dicha persona, o (b) el 100% del total de los Pagos de Primas hechos a dicho Contrato, menos cualesquier rescates anteriores o (c) el Valor de Aniversario Maximo inmediatamente anterior a la fecha del fallecimiento. El Valor de Aniversario Maximo es el Valor de Aniversario mayor obtenido de lo siguiente:

    En la fecha de recibo de debida constancia de fallecimiento, la Compania calculara un Valor de Aniversario para cada Aniversario del Contrato antes de que el difunto hubiere cumplido los 81 anos de edad. El Valor de Aniversario es igual al Valor del Contrato en un Aniversario del Contrato, aumentado por el importe en dolares de cualesquier pagos de primas efectuados desde dicho aniversario y reducido por el importe en dolares de cualesquier rescates parciales desde dicho aniversario.

    En caso de que el difunto, el Rentista o el Titular del Contrato, segun fuere el caso, hubiere cumplido los 90 anos de edad, entonces el Beneficio por Muerte sera igual al Valor del Contrato.

    PAGO DEL BENEFICIO POR MUERTE: El producto liquido del Beneficio por Muerte permanecera invertido en la Cuenta Independiente, de acuerdo con las instrucciones de asignacion giradas por el Titular del Contrato, hasta que dicho producto liquido sea pagado o ITT Hartford reciba instrucciones nuevas del Beneficiario. El Beneficio por Muerte podra recibirse en una suma global, pagadera dentro de los 7 dias despues de la fecha de recibo de Debida Constancia de Fallecimiento, o bajo cualquiera de las opciones de liquidacion entonces ofrecidas por la Compania, estipulandose, sin embargo, que: (a) en caso de la muerte de cualquier Titular del Contrato antes de la Fecha de Comienzo de la Anualidad, el interes total en el Contrato se distribuira dentro de los 5 anos despues de la muerte del Titular del Contrato, y (b) en el caso de la muerte de cualquier Titular del Contrato o Rentista que ocurriere en, o despues de la Fecha de Comienzo de la Anualidad, cualquier interes restante en el Contrato sera pagado por lo menos tan rapidamente como se hubiere pagado bajo el metodo de distribucion en vigor en el momento de la muerte o, en el caso de que el beneficio fuere pagadero sobre un periodo que no excediere la expectacion de vida del Beneficiario o que no excediere la vida del Beneficiario, dicha distribucion debera comenzar dentro de un ano a partir de la fecha de la muerte. El producto liquido pagadero por muerte podra aplicarse para proporcionar pagos variables, pagos fijos o una combinacion de pagos variables y fijos.

    No obstante, en el caso de muerte del Titular del Contrato, donde el unico Beneficiario sea el conyuge del Titular del Contrato, y el Rentista o Rentista Contingente estuviere vivo, dicho conyuge podra elegir, en lugar de recibir el beneficio por muerte, ser tratado como Titular del Contrato. El Valor del Contrato y el Valor de Aniversario Maximo del Contrato no seran afectados debido al tratamiento del conyuge como Titular del Contrato.

    Si el Contrato fuere la propiedad de una corporacion u otra persona no natural, el Beneficio por Muerte pagadero a la muerte del Rentista antes de la Fecha de Comienzo de la Anualidad solo sera pagadero en suma global o bajo las mismas opciones de liquidacion y de la misma manera que si un Titular de Contrato individual hubiere muerto en la fecha de fallecimiento del Rentista.

    El pago de los Beneficios por Muerte podra aplazarse cada vez que (a) la Bolsa de Valores de Nueva York estuviere cerrada, excepto por dias feriados o fines de semana, o las transacciones en la Bolsa de Valores de Nueva York fueren restringidas, segun determinare la Comision de Bolsas y Valores; (b) la Comision de Bolsas y Valores permitiere aplazarlo y asi ordenare; o (c) la Comision de Bolsas y Valores determinare que existe una emergencia, en virtud de la cual la valoracion de los importes o la disposicion de valores no fuere razonablemente factible.

    CONTRATOS COLECTIVOS SIN ASIGNAR: ITT Hartford exige que el Titular del Contrato someta anualmente la contabilizacion detallada de pagos de compra cumulativos, rescates brutos cumulativos y el Valor del Contrato corriente de cada Participante. La falta de someter datos exactos satisfactorios para ITT Hartford concedera a ITT Hartford el derecho de terminar del Plan esta oferta de beneficios.
                             BENEFICIOS DE RESCATE

    RESCATES TOTALES: En cualquier momento antes de la Fecha de Comienzo de la Anualidad (y despues de la Fecha de Comienzo de la Anualidad, con respecto a valores

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17
--------------------------------------------------------------------------------

aplicados a la Opcion 4 o 5), el Titular del Contrato tiene el derecho de terminar el Contrato. En este caso, el Valor de Terminacion del Contrato podra recibirse en la forma de una liquidacion de suma global en efectivo.

    Bajo cualquiera de las opciones de Anualidad, con excepcion de las Opciones 4 y 5, no se permiten rescates despues de que comiencen los pagos de la Anualidad. Solo se permiten rescates totales de la Opcion 4 y cualquier tal rescate estara sujeto a cargos de venta aplazados contingentes, en su caso. Podran efectuarse retiros totales o parciales de la Opcion 5 en cualquier momento, y no se aplicaran cargos de venta aplazados contingentes.

    El Valor de Terminacion del Contrato es igual al Valor del Contrato menos cualesquier Impuestos de Prima aplicables, el Cargo Anual de Mantenimiento, en su caso, y cualesquier cargos de venta aplazados contingentes aplicables. El Valor de Terminacion podra ser superior o inferior al importe de los Pagos de Primas efectuados a un Contrato.

    RESCATES PARCIALES: El Titular del Contrato podra efectuar un rescate parcial de los Valores del Contrato en cualquier momento antes de la Fecha de Comienzo de la Anualidad, siempre que el importe rescatado sea por lo menos igual a las reglas de importe minimo entonces en vigor. Adicionalmente, en caso de que el Valor del Contrato restante despues de un rescate fuere inferior a $500, ITT Hartford podra terminar el Contrato y pagar el Valor de Terminacion. Para los Contratos emitidos en Texas, existe un requisito adicional de que el Contrato no se termine cuando el Valor del Contrato restante despues de un rescate sea menos de $500, salvo que no se hubieren efectuado Pagos de Primas durante los dos Anos Contractuales anteriores.

    En la solicitud de un retiro parcial, usted debe especificar la Subcuenta o Subcuentas y/o la Cuenta Fija de las cuales debera tomarse el retiro parcial. De otra manera, dicho retiro y cualesquier cargos de venta aplazados contingentes procedentes se aplicaran en base prorrateada de acuerdo con el valor en la Cuenta Fija y cada Subcuenta bajo un Contrato.

    ITT Hartford podra permitir al Titular del Contrato preautorice rescates parciales con sujecion a ciertas limitaciones entonces en vigor.

    PAGO DE BENEFICIOS DE RESCATE: El pago de cualquier solicitud de un rescate total o parcial de las Subcuentas se efectuara tan pronto como sea posible, y en todo caso no mas de siete dias despues del recibo de la solicitud por escrito por ITT Hartford en su Sede Social, Atencion: Individual Annuity Services, P. O. Box 5085, Hartford, CT 06102-5085. ITT Hartford podra aplazar el pago de cualesquier importes de la Cuenta Fija por un periodo hasta de seis meses a partir de la fecha de la solicitud de rescate. En caso de que ITT Hartford aplazare el pago durante mas de 30 dias, ITT Hartford pagara interes al tipo de por lo menos el 3% anual sobre el importe aplazado.

    El pago de los Beneficios de Rescate podran aplazarse cada vez que (a) la Bolsa de Valores de Nueva York estuviere cerrada, excepto por dias feriados o fines de semana, o las transacciones en la Bolsa de Valores de Nueva York fueren restringidas, segun determinare la Comision de Bolsas y Valores; (b) la Comision de Bolsas y Valores permitiere aplazarlo y asi ordenare; o (c) la Comision de Bolsas y Valores determinare que existe una emergencia, en virtud de la cual la valoracion de los importes o la disposicion de valores no fuere razonablemente factible.

    CIERTOS RESCATES DE CONTRATO CALIFICADOS: EXISTEN CIERTAS RESTRICCIONES SOBRE LAS ANUALIDADES CON TRATAMIENTO TRIBUTARIO ESPECIAL BAJO LA SECCION 403(B). A PARTIR DEL 31 DE DICIEMBRE DE 1988, TODAS LAS ANUALIDADES BAJO LA SECCION 403(B) TIENEN LIMITES SOBRE LOS RESCATES TOTALES O PARCIALES. LAS CONTRIBUCIONES AL CONTRATO EFECTUADAS DESPUES DEL 31 DE DICIEMBRE DE 1988 ASI COMO CUALESQUIER AUMENTOS EN EL VALOR EN EFECTIVO DESPUES DEL 31 DE DICIEMBRE DE 1988 NO PODRAN SER DISTRIBUIDOS SALVO QUE EL TITULAR DEL CONTRATO/EMPLEADO (A) HUBIERE CUMPLIDO LOS 59 1/2 ANOS DE EDAD, (B) HUBIERE TERMINADO SU EMPLEO, (C) HUBIERE MUERTO, (D) ESTUVIERE INCAPACITADO, O (E) HUBIERE EXPERIMENTADO UNA PENURIA FINANCIERA.

    LAS DISTRIBUCIONES DEBIDO A PENURIA FINANCIERA O TERMINACION DE SERVICIO PODRIAN ESTAR SUJETAS A UN IMPUESTO DE MULTA DEL 10%.

    ITT HARTFORD NO SE HARA RESPONSABLE DE DETERMINAR SI UN RETIRO ES PERMISIBLE, CON O SIN MULTAS TRIBUTARIAS, EN CUALQUIER SITUACION ESPECIFICA; NI DE MONITOREAR LAS SOLICITUDES DE RETIRO CON RESPECTO A VALORES DE CUENTAS ANTES O DESPUES DEL 1 DE ENERO DE 1989.

    CUALQUIER TAL RESCATE TOTAL O PARCIAL ARRIBA DESCRITO PODRA AFECTAR LA SITUACION TRIBUTARIA CALIFICADA DE ALGUNOS CONTRATOS O PLANES Y PODRA ACARREAR CONSECUENCIAS TRIBUTARIAS ADVERSAS PARA EL TITULAR DEL CONTRATO. POR CONSIGUIENTE, EL TITULAR DEL CONTRATO DEBERA CONSULTAR CON SUS ASESORES IMPOSITIVOS ANTES DE EMPRENDER CUALQUIER TAL RESCATE. (VER "CONSIDERACIONES TRIBUTARIAS FEDERALES", QUE COMIENZA EN LA PAGINA 20).

18                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                            BENEFICIOS DE ANUALIDAD

    Usted selecciona una Fecha de Comienzo de la Anualidad y una opcion de Anualidad que podra ser de base fija o variable, o una combinacion de ambas. La Fecha de Comienzo de la Anualidad no se aplazara despues del 90 cumpleanos del Rentista, excepto en ciertos estados, en los cuales no se permite el aplazamiento despues de los 85 anos de edad. La Fecha de Comienzo de la Anualidad y/o la opcion de Anualidad podra modificarse de vez en cuando, pero cualquier modificacion debera efectuarse por lo menos 30 dias antes de la fecha programada para el comienzo de los pagos de la Anualidad. El Contrato permite que el Titular del Contrato modifique una vez cada tres (3) meses las Subcuentas en las cuales se basan los pagos variables despues de que los pagos hayan comenzado. No podra cambiarse ninguna asignacion de Anualidad Fija.

    OPCIONES DE ANUALIDAD: El Contrato contiene los cinco modos de Anualidad opcionales descritos a continuacion. Las opciones 2, 4 y 5 solo estan disponibles para Contratos Calificados si el periodo de pago garantizado es inferior a la expectacion de vida del Rentista en el momento en que la opcion entre en vigor. Dicha expectacion de vida se calculara en base al cuadro de mortalidad estipulado por el IRS o, en caso de que no se hubiere estipulado ninguno, el cuadro de mortalidad entonces usado por ITT Hartford. Con respecto a Contratos No Calificados, si no se eligiere de otra manera, los pagos en la mayoria de los estados comenzaran automaticamente en el momento en que el Rentista cumpla los 90 anos de edad (con excepcion de los estados que no permitan el aplazamiento despues de los 85 anos de edad) bajo la Opcion 2 con 120 pagos mensuales seguros. Para Contratos Calificados y Contratos emitidos en Texas, si no se eligiere de otra manera, los pagos comenzaran automaticamente cuando el Rentista cumpla los 90 anos de edad bajo la Opcion 1 para proporcionar una Anualidad de por vida.

    Despues de que comiencen los pagos de la Anualidad, no se permiten rescates bajo ninguna de las opciones de Anualidad, con excepcion de las Opciones 4 y 5. Solo se permiten rescates totales de la Opcion 4 y cualquier tal rescate estara sujeto a cargos de venta aplazados contingentes, en su caso. Podran efectuarse retiros totales o parciales de la Opcion 5 en cualquier momento, y no se aplicaran cargos de venta aplazados contingentes.

    OPCION 1: ANUALIDAD VITALICIA

    Una Anualidad vitalicia es una Anualidad pagadera durante la vida del Rentista y que termina con el ultimo pago antes de la muerte de dicho Rentista. Esta opcion ofrece el pago de mayor importe entre todas las opciones de Anualidad vitalicia, ya que no hay garantia de un numero minimo de pagos ni una estipulacion de Beneficio por Muerte pagadero a un Beneficiario.

    Bajo esta opcion, existe la posibilidad de que un Rentista solo recibiere un pago de Anualidad si muriere antes de la fecha de vencimiento del segundo pago de Anualidad, dos si muriere antes de la fecha de vencimiento del tercer pago de Anualidad, y asi sucesivamente.

    OPCION 2: ANUALIDAD VITALICIA CON 120, 180 O 240 PAGOS MENSUALES SEGUROS

    Esta opcion de Anualidad es una Anualidad pagadera mensualmente durante la vida de un Rentista, con la estipulacion de que se efectuaran pagos por un periodo minimo de 120, 180 o 240 meses, segun se eligiere. Si, en el momento de la muerte del Rentista, se hubieren efectuado pagos durante menos del numero de meses elegido, entonces el valor actual en la fecha de la muerte del Rentista, de cualesquier pagos garantizados restantes se pagaran en suma global al Beneficiario o Beneficiarios designados, salvo que se hubieren establecido otras estipulaciones, aprobadas por ITT Hartford.

    OPCION 3: ANUALIDAD MANCOMUNADA Y DE ULTIMO SOBREVIVIENTE

    Una Anualidad pagadera mensualmente durante la vida conjunta del Rentista y otra persona designada, y posteriormente durante la vida restante del sobreviviente, que cesa con el ultimo pago antes de la muerte del sobreviviente. En base a las opciones actualmente ofrecidas por Hartford Life, el Rentista podra estipular que el pago al sobreviviente sea inferior al pago efectuado durante la vida mancomunada del Rentista y otra persona designada.

    Bajo esta opcion, existe la posibilidad de que un Rentista y otra persona designada solo recibieren un pago en caso de la muerte comun o simultanea de ambas personas antes de la fecha de vencimiento del segundo pago, y asi sucesivamente.

    OPCION 4: PAGOS DURANTE UN PERIODO DESIGNADO

    Un importe pagadero mensualmente por el numero de anos seleccionado, que podra ser entre 5 y 30 anos. Bajo esta opcion, usted podra en cualquier momento rescatar el Contrato y recibir, dentro de los siete dias, el Valor de Terminacion del Contrato, segun determinare ITT Hartford.

    En caso de la muerte del Rentista antes del final del periodo designado, el valor actual en el momento de la muerte del Rentista, de cualesquier pagos garantizados restantes se pagaran en una sola suma al Beneficiario o Beneficiarios designados, salvo que la Compania hubiere establecido y aprobado de otra manera.

    La opcion 4 no involucra las contingencias de vida y por consiguiente no conlleva garantia de mortalidad. De esta manera, los cargos aplicados por concepto del compromiso de mortalidad bajo los Contratos no ofrecen beneficio real para un Titular de Contrato.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19
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    OPCION 5: BENEFICIO POR MUERTE DEJADO EN PODER DE ITT HARTFORD

    El producto liquido del Beneficio por Muerte podra dejarse en poder de ITT Hartford por un periodo que no excedera los cinco anos a partir de la fecha de fallecimiento del Titular del Contrato antes de la Fecha de Comienzo de la Anualidad. Dicho producto liquido permanecera en la Subcuenta o Subcuentas a las cuales se hubieren asignado en el momento de la muerte, salvo que el Beneficiario eligiere reasignarlos. Podran efectuarse retiros totales o parciales en cualquier momento. En el caso de un retiro, el valor restante equivaldra al Valor de Contrato del producto liquido dejado en poder de ITT Hartford, menos cualesquier retiros.

    ITT Hartford podra ofrecer otras opciones de anualidad de vez en cuando.

    PAGOS DE ANUALIDAD VARIABLES Y FIJOS: Cuando se efectue una Anualidad bajo un Contrato, salvo que se especificare de otra manera, los Valores del Contrato (menos los Impuestos de Prima aplicables) tenidos en las Subcuentas se aplicaran para proporcionar una Anualidad Variable basada en el importe prorrateado en las distintas Subcuentas. Los Valores del Contrato de la Cuenta Fija se aplicaran para proporcionar una Anualidad Fija. USTED DEBE CONSIDERAR EL ASUNTO DE LA ASIGNACION DE LOS VALORES DEL CONTRATO (MENOS LOS IMPUESTOS DE PRIMA APLICABLES) ENTRE SUBCUENTAS DE LA CUENTA INDEPENDIENTE Y LA CUENTA GENERAL DE ITT HARTFORD, PARA GARANTIZAR QUE LOS PAGOS DE ANUALIDAD SE BASEN EN LA ALTERNATIVA DE INVERSION QUE MEJOR SE ADAPTE A SUS NECESIDADES DE JUBILACION.

    El pago mensual minimo de Anualidad es de $50.00. No podra efectuarse una seleccion que origine un pago inicial inferior a $50.00. Si en cualquier momento los pagos de Anualidad fueren o llegaren a ser inferiores a $50.00, ITT Hartford tiene el derecho de cambiar la frecuencia de los pagos a intervalos que produciran pagos de por lo menos $50.00. Para los Contratos de Nueva York, el pago mensual minimo de Anualidad es de $20.00.

    En el momento en que deban comenzar los pagos de Anualidad, el valor del Contrato se determina como la suma del valor de la Cuenta Fija no antes del cierre de negocios en el quinto Dia de Valoracion anterior a la fecha de vencimiento del primer pago de Anualidad, mas el producto del valor de la Unidad de Acumulacion de cada Subcuenta en el mismo dia, y el numero de Unidades de Acumulacion acreditadas a cada Subcuenta en la fecha de comienzo de la Anualidad.

    ANUALIDAD VARIABLE: El Contrato contiene cuadros que indican el importe minimo en dolares del primer pago mensual bajo las modalidades opcionales variables de Anualidad por cada $1,000 de valor de una Subcuenta bajo un Contrato. El primer pago mensual varia de acuerdo con la modalidad y el tipo de Anualidad de Pago Variable seleccionado. El Contrato contiene cuadros de Anualidad de Pago Variable derivados del Cuadro de Mortalidad de Anualidades Individuales 1983a con edades atrasadas un ano y con una tasa de inversion supuesta ("A.I.R.") del 5% al ano. El primer pago mensual total de la Anualidad Variable se determina multiplicando el valor (expresado en miles de dolares) de una Subcuenta (menos cualesquier Impuestos de Prima) por el importe del primer pago mensual por $1,000 de valor obtenido de los cuadros contenidos en los Contratos.

    El importe del primer pago mensual de la Anualidad Variable se divide entre el valor de una Unidad de Anualidad para la Subcuenta apropiada no antes del cierre de negocios del quinto Dia de Valoracion anterior al dia de vencimiento del pago, a fin de determinar el numero de Unidades de Anualidad representadas por el primer pago. Este numero de Unidades de Anualidad permanece fijo durante el periodo de pago de la Anualidad, y en cada mes subsiguiente el importe en dolares del pago de Anualidad Variable se determina multiplicando este numero fijo de Unidades de Anualidad por el valor entonces corriente de la Unidad de Anualidad.

    El valor de la Unidad de Anualidad para cada Subcuenta en la Cuenta Independiente para cualquier dia se determina multiplicando el valor correspondiente al dia anterior por el producto de (1) el factor de inversion neto del dia para el cual se calcula el valor de la Unidad de Anualidad, y (2) un factor para neutralizar la tasa de inversion supuesta del 5.00% al ano. El Valor de la Unidad de Anualidad usado para calcular el importe de los pagos de la Anualidad Variable se basara en un valor de Unidad de Anualidad determinado al cierre de negocios en un dia no antes del quinto Dia de Valoracion anterior a la fecha del pago de Anualidad.

    SI LA TASA DE INVERSION PERMANECIERE CONSTANTE E IGUAL AL A.I.R., SE PRODUCIRIAN PAGOS DE ANUALIDAD VARIABLE UNIFORMES. EN EFECTO, LOS PAGOS VARIARAN EN ALZA O EN BAJA DE ACUERDO CON LAS VARIACIONES EN ALZA O EN BAJA DE LA TASA DE INVERSION CONTRA EL A.I.R.

    ANUALIDAD FIJA: Los pagos de la Anualidad Fija se determinan al comienzo de la Anualidad, multiplicando el Valor del Contrato (menos los Impuestos de Prima aplicables) por una tasa a ser determinada por ITT Hartford que no sera inferior a la tasa especificada en los cuadros de Anualidades de Pagos Fijos contenidos en el Contrato. El pago de la Anualidad permanecera uniforme por la duracion de la Anualidad.

20                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                OTRA INFORMACION

    CESION: Por lo general, la titularidad de un Contrato aqui descrito es transferible. No obstante, si los Contratos se emiten conforme a algun tipo de Plan Calificado, es posible que la titularidad de los Contratos no pueda transferirse ni cederse, dependiendo del tipo de plan de jubilacion calificado de que se trate. La cesion de un Contrato No Calificado podra tener el efecto de que el producto liquido de la cesion estuviere sujeto a impuestos sobre la renta y ciertos impuestos de multa.

    MODIFICACION DEL CONTRATO: ITT Hartford se reserva el derecho de modificar el Contrato, pero solo si dicha modificacion (i) fuere necesaria para lograr que el Contrato o la Cuenta Independiente cumpliere cualquier ley o regulacion emitida por una agencia gubernamental a la cual ITT Hartford estuviere sujeta; o
(ii) fuere necesaria para garantizar la calificacion continuada del Contrato bajo el Codigo u otras leyes federales o estatales relacionadas con anualidades de jubilacion o Contratos de anualidad; o (iii) segun fuere necesario para reflejar un cambio en la operacion de la Cuenta Independiente o la Subcuenta o Subcuentas, o (iv) ofreciere opciones adicionales de Cuenta Independiente o (v) eliminare opciones de Cuenta Independiente. En caso de cualquier tal modificacion, ITT Hartford dara notificacion al Titular del Contrato o a los beneficiarios durante el periodo de Anualidad. Asimismo, ITT Hartford podra aplicar la enmienda apropiada en el Contrato para reflejar dicha modificacion

    EL INTERES DE ITT HARTFORD EN LOS FONDOS: ITT Hartford no tiene interes alguno en los Fondos.
                     CONSIDERACIONES TRIBUTARIAS FEDERALES
  ?CUALES SON ALGUNAS DE LAS CONSECUENCIAS TRIBUTARIAS FEDERALES QUE AFECTAN A ESTOS CONTRATOS?
  A. GENERALIDADES

    DEBIDO A QUE LAS LEYES IMPOSITIVAS SON COMPLEJAS Y QUE LAS CONSECUENCIAS TRIBUTARIAS VARIARAN DE ACUERDO CON LA SITUACION REAL DEL TITULAR DEL CONTRATO ESPECIFICO ASI COMO EL TIPO DE PLAN BAJO EL CUAL SE ADQUIERE EL CONTRATO, ES POSIBLE QUE UNA PERSONA, FIDUCIARIO U OTRA ENTIDAD QUE CONTEMPLARE LA ADQUISICION DE UN CONTRATO AQUI DESCRITO NECESITE ASESORIA LEGAL E IMPOSITIVA.

    Debera entenderse que no puede incluirse en este Prospecto ninguna descripcion detallada de las consecuencias de impuestos sobre la renta federales relacionadas con la adquisicion de estos Contratos, y que es posible que se apliquen reglas tributarias especiales con respecto a ciertas situaciones de compra no analizadas en este documento. Adicionalmente, en este documento no se pretende considerar cualesquier leyes tributarias estatales u otras. Para informacion detallada, siempre debe consultarse con un asesor impositivo debidamente calificado. El analisis aqui presentado y en el Apendice I, que comienza en la pagina 26, se basa en la consideracion de ITT Hartford a las leyes federales de impuestos sobre la renta segun se interpretan actualmente.
  B. REGIMEN TRIBUTARIO DE ITT HARTFORD
     Y LA CUENTA INDEPENDIENTE

    La Cuenta Independiente esta sujeta a impuestos como parte de ITT Hartford, la cual esta sujeta al regimen tributario de compania de seguros de vida, de acuerdo con el Codigo de Rentas Internas (el "Codigo"). Conforme a ello, la Cuenta Independiente no estara sujeta a impuestos como "compania de inversiones regulada" bajo el subcapitulo M, Capitulo 1 del Codigo. Los ingresos de inversion y cualesquier ganancias de capital realizadas sobre el activo de la Cuenta Independiente se reinvierten y se toman en consideracion en la determinacion del valor de las Unidades de Acumulacion y de Anualidad (Ver "Valor de la Unidad de Acumulacion", que comienza en la pagina 13). Como resultado, dichos ingresos de inversion y ganancias de capital realizadas se aplican automaticamente al aumento de las reservas bajo el Contrato.

    No hay impuestos pagaderos sobre el interes, dividendos o ganancias de capital a corto o largo plazo devengados por la Cuenta Independiente con respecto a Contratos Calificados o No Calificados.
  C. IMPUESTOS DE ANUALIDADES -- ESTIPULACIONES GENERALES QUE AFECTAN A LOS COMPRADORES QUE NO SEAN PLANES DE JUBILACION CALIFICADOS

    La Seccion 72 del Codigo de Rentas Internas rige los impuestos de las anualidades en general.

 1. PERSONAS NO NATURALES, PERSONAS JURIDICAS, ETC.

    La Seccion 72 contiene estipulaciones para Titulares de Contratos que sean personas no naturales. Las personas no naturales incluyen las corporaciones, fideicomisos y sociedades. Actualmente, el aumento neto anual en el valor del Contrato debe incluirse en los ingresos brutos de una persona no natural, salvo que dicha persona no natural mantiene el Contrato en la capacidad de agente para una persona natural. Hay una excepcion a la inclusion actual
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ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21
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para ciertas anualidades tenidas por companias de liquidacion estructuradas, ciertas anualidades tenidas por un empleador con respecto a un plan de jubilacion calificado terminado y ciertas anualidades inmediatas. Una persona no natural que constituye una entidad exenta de impuestos a fines de impuestos sobre la renta federales no estara sujeta a impuestos sobre la renta como resultado de esta estipulacion.

    Si el Titular del Contrato no es una persona natural, el Rentista primario sera tratado como el Titular del Contrato para los fines de efectuar las distribuciones que deberan efectuarse a la muerte del Titular del Contrato. Si ocurriere un cambio de Rentista primario, dicho cambio sera tratado como la muerte del Titular del Contrato.

 2. OTROS TITULARES DE CONTRATOS (PERSONAS NATURALES).

    Un Titular de Contrato no esta sujeto a impuestos sobre aumentos en el valor del Contrato hasta que se recibiere o se considerare recibido un importe, p. ej., en la forma de un pago de suma global (valor total o parcial de un Contrato) o en la forma de pagos de Anualidad bajo la opcion de liquidacion elegida.

    A continuacion se presenta un breve resumen de las estipulaciones de la Seccion 72 del Codigo, relativas a las distribuciones. Asimismo, se ofrece un resumen de las reglas especiales que afectan las distribuciones de Contratos obtenidos en una permuta exenta de impuestos para otros contratos de anualidad o contratos de seguro de vida que se adquirieron antes del 14 de agosto de 1982.

    A. DISTRIBUCIONES ANTES DE LA FECHA DE COMIENZO DE LA ANUALIDAD.

       i. Los pagos de prima totales menos los importes recibidos que no deben incluirse en los ingresos brutos equivalen a la "inversion en el contrato" bajo la Seccion 72 del Codigo.

       ii. En la medida en que el Valor del Contrato (sin tomar en consideracion cualesquier cargos por rescate excepto sobre un rescate total) excede la "inversion en el contrato", dicho exceso constituye los "ingresos sobre el contrato".

      iii. Cualquier importe recibido o que se considerare recibido antes de la Fecha de Comienzo de la Anualidad (p. ej., sobre un rescate parcial) se considera derivado primero de cualesquier tales "ingresos sobre el contrato" y luego de la "inversion en el contrato", y a tales fines, dichos "ingresos sobre el contrato" se calcularan mediante referencia a cualquier regla de agregacion contenida en el subparrafo 2.c abajo. Como resultado, cualquier tal importe recibido o que se considerare recibido (1) debera ser incluido en los ingresos brutos en la medida en que dicho importe no excediere cualesquier tales "ingresos sobre el contrato" y (2) no debera ser incluido en los ingresos brutos en la medida en que dicho importe excediere cualesquier tales "ingresos sobre el contrato". Si, en el momento en que se recibiere o se considerare recibido cualquier importe, no hubieren "ingresos sobre el contrato" (p. ej., debido a que el valor bruto del Contrato no excede la "inversion en el contrato" y no hay regla de agregacion aplicable), entonces dicho importe recibido o que se considerare recibido no debera incluirse en los ingresos brutos y simplemente reducira la "inversion en el contrato".

       iv. El recibo de cualquier importe a titulo de prestamo bajo el Contrato
           o la cesion o pignoracion de cualquier porcion del valor del Contrato se tratara como un importe recibido para los fines del presente subparrafo a. y el siguiente subparrafo b.

       v. En general, la transferencia del Contrato, sin consideracion total y adecuada, se tratara como un importe recibido para los fines del presente subparrafo a. y el siguiente subparrafo b. No obstante, esta regla de transferencia no se aplica a ciertas transferencias de propiedad entre conyuges o como consecuencia de un divorcio.

    B. DISTRIBUCIONES DESPUES DE LA FECHA DE COMIENZO DE LA ANUALIDAD.

    Los pagos de anualidad efectuados periodicamente despues de la Fecha de Comienzo de la Anualidad deberan incluirse en los ingresos brutos en la medida en que los pagos excedieren el importe determinado mediante la aplicacion de la razon de la "inversion en el contrato" al importe total de los pagos a efectuarse despues de la Fecha de Comienzo de la Anualidad (la "razon de exclusion").

       i. Cuando el total de los importes excluidos de los ingresos mediante la aplicacion de la razon de exclusion equivalga a la inversion en el contrato en la Fecha de Comienzo de la Anualidad, cualesquier pagos adicionales (incluso los rescates) deberan incluirse en su totalidad en los ingresos brutos.

       ii. Si los pagos de anualidad hubieren cesado en virtud de la muerte del Rentista y, en la fecha del fallecimiento, el importe de los pagos de anualidad excluidos de los ingresos brutos en base a la razon de exclusion, no excediere la inversion en el contrato en la Fecha de Comienzo de la Anualidad, entonces la porcion restante de la inversion sin recuperar se
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22                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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         permitira como deduccion en la ultima declaracion de impuestos anual del Rentista.

      iii. Por lo general, los importes no periodicos recibidos o que se consideraren recibidos despues de la Fecha de Comienzo de la Anualidad no tienen derecho a ninguna razon de exclusion y deberan incluirse totalmente en los ingresos brutos. No obstante, al rescate total despues de dicha fecha, solo el exceso del importe recibido (despues de cualquier cargo de rescate) sobre la "inversion en el contrato" restante debera incluirse en los ingresos brutos (excepto en la medida en que pudiere ser aplicable la regla de agregacion citada en el siguiente subparrafo c.).

    C. AGREGACION DE DOS O MAS CONTRATOS DE ANUALIDAD.

    Los contratos emitidos despues del 21 de octubre de 1988 por el mismo emisor (o asegurador afiliado) al mismo Titular de Contrato dentro del mismo ano calendario (excepto por ciertos contratos tenidos en relacion con un sistema de jubilacion calificado para beneficios tributarios) seran tratados como un solo Contrato de anualidad para los fines de determinar el regimen tributario sobre las distribuciones antes de la Fecha de Comienzo de la Anualidad. A este fin, un contrato de anualidad recibido bajo una permuta exenta de impuestos de otro contrato de anualidad o contrato de seguro de vida podra ser tratado como un Contrato nuevo. ITT Hartford considera que, para cualquier anualidad sujeta a dicha agregacion, los valores bajo los Contratos y la inversion en los contratos se sumaran para determinar el regimen tributario bajo el subparrafo 2.a. que antecede, de los importes recibidos o que se consideraren recibidos antes de la Fecha de Comienzo de la Anualidad. Los retiros se trataran primero como retiros de ingresos hasta que se hayan retirado todos los ingresos de todos tales Contratos. En la fecha del presente Prospecto, no existen regulaciones que interpreten esta estipulacion.

    D. IMPUESTO DE MULTA DEL 10%; APLICABLE A CIERTOS RETIROS Y PAGOS DE ANUALIDAD.

       i. En caso de que se recibiere o se considerare recibido cualquier importe sobre el Contrato (antes o despues de la Fecha de Comienzo de la Anualidad), el Codigo aplica un impuesto de multa igual al diez por ciento de la porcion del importe que debera incluirse en los ingresos brutos, salvo en caso de una excepcion aplicable.

      ii. El impuesto de multa del 10% no se aplicara a las siguientes distribuciones (las excepciones varian en base al plan especifico):

         1. Las distribuciones efectuadas en, o despues de la fecha en que el destinatario hubiere cumplido los 59 1/2 anos de edad.

         2. Las distribuciones efectuadas en, o despues de la muerte del tenedor o, cuando el tenedor no sea una persona natural, la muerte del rentista primario.

         3. Las distribuciones imputables a la incapacidad del destinatario.

         4. Una distribucion que formare parte de una serie programada de pagos periodicos esencialmente iguales durante la vida (o expectacion de vida) del destinatario (o las vidas conjuntas o expectaciones de vida conjuntas del destinatario y el Beneficiario de dicho destinatario).

         5. Las distribuciones de importes asignables a la "inversion en el contrato" antes del 14 de agosto de 1982 (vease el siguiente subparrafo e.).

    E. ESTIPULACIONES ESPECIALES QUE AFECTAN A LOS CONTRATOS OBTENIDOS EN VIRTUD DE UNA PERMUTA EXENTA DE IMPUESTOS DE OTROS CONTRATOS DE ANUALIDAD O DE SEGURO DE VIDA ADQUIRIDOS ANTES DEL 14 DE AGOSTO DE 1982.

    Si el Contrato se hubiere obtenido en virtud de una permuta exenta de impuestos de un Contrato de seguro de vida o de anualidad adquirido antes del 14 de agosto de 1982, entonces cualquier importe recibido o que se considerare recibido antes de la Fecha de Comienzo de la Anualidad se considerara derivado
(1) primero del importe de la "inversion en el contrato" antes del 14 de agosto de 1982 ("inversion antes del 14/8/82") llevado del Contrato anterior, (2) luego de la porcion de los "ingresos sobre el contrato" (llevados a, y acumulandose en el Contrato sucesor), imputable a dicha inversion antes del 14/8/82, (3) luego de los "ingresos sobre el contrato" restantes y (4) por ultimo de la "inversion sobre el contrato" restante. Como resultado, en la medida en que dicho importe recibido o que se considerare recibido no excediere dicha inversion antes del 14/8/82, dicho importe no es incluible en los ingresos brutos. Adicionalmente, en la medida en que dicho importe recibido o que se considerare recibido no excediere la suma de (a) dicha inversion antes del 14/8/82 y (b) los "ingresos sobre el contrato" imputables a la misma, dicho importe no esta sujeto al impuesto de multa del 10%. En todos los demas aspectos, por lo general los importes recibidos o que se consideraren recibidos de dichos Contratos despues de la permuta estan sujetos a las reglas descritas en el presente subparrafo 3.
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ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23
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    F. DISTRIBUCIONES REQUERIDAS.

       i. Muerte del Titular del Contrato o Rentista Primario

        Con sujecion a la eleccion alternativa o estipulaciones de conyuge beneficiario contenidas en los incisos ii o iii abajo:

         1. Si cualquier Titular de Contrato muriere en, o despues de la Fecha de Comienzo de la Anualidad y antes de haberse distribuido el interes total en el Contrato, la porcion restante de dicho interes sera distribuida por lo menos tan rapidamente como hubiere sido distribuida bajo el metodo de distribucion en vigor en la fecha de dicho fallecimiento;

         2. Si cualquier Titular de Contrato muriere antes de la Fecha de Comienzo de la Anualidad, el interes total en el Contrato sera distribuido dentro de los 5 anos despues de dicho fallecimiento; y

         3. Si el Titular del Contrato no fuere una persona natural, entonces para los fines de 1 o 2 que anteceden, el rentista primario bajo el Contrato sera tratado como el Titular del Contrato, y cualquier cambio de rentista primario sera tratado como la muerte del Titular del Contrato. El rentista primario es la persona, de cuya vida los acontecimientos revistan importancia primaria en sus efectos sobre la oportunidad o importe del pago bajo el Contrato.

       ii. Eleccion alternativa para satisfacer los requisitos de distribucion

         En caso de que cualquier porcion del interes de un Titular de Contrato descrito bajo i. que antecede fuere pagadero a, o a beneficio de un beneficiario designado, dicho beneficiario podra elegir la distribucion de la porcion sobre un periodo que no se prolongara despues de la vida
         o expectacion de vida del beneficiario. La eleccion y los pagos deberan comenzar dentro de un ano despues del fallecimiento.

      iii. Conyuge Beneficiario

      Si cualquier porcion del interes de un Titular de Contrato fuere pagadero a, o a beneficio de su conyuge, y el Rentista o Rentista Contingente estuviere vivo, dicho conyuge sera tratado como el Titular del Contrato de dicha porcion para los fines de la seccion i. que antecede.

 3. REQUISITOS DE DIVERSIFICACION.

    La Seccion 817 del Codigo estipula que un contrato de anualidad variable no sera tratado como contrato de anualidad por ningun periodo durante el cual las inversiones efectuadas por la cuenta independiente o fondo precedente no estuvieren adecuadamente diversificadas de acuerdo con las regulaciones dispuestas por el Departamento del Tesoro. En caso de que un Contrato no fuere tratado como contrato de anualidad, el Titular del Contrato estara sujeto a impuestos sobre la renta sobre los aumentos anuales de valor en efectivo.

    El Departamento del Tesoro ha emitido regulaciones de diversificacion que en general exigen, entre otras cosas, que no mas del 55% del valor del activo total de la cuenta de activo segregada precedente de un contrato variable, sea representada por cualquier inversion unica, no mas del 70% sea representada por cualesquier dos inversiones, no mas del 80% sea representada por cualesquier tres inversiones, y no mas del 90% sea representada por cualesquier cuatro inversiones. En la determinacion del cumplimiento de las normas de diversificacion, todos los valores del mismo emisor, todos los intereses en el mismo proyecto de bienes inmuebles, y todos los intereses en el mismo producto son tratados, cada uno, como una inversion unica. Adicionalmente, en el caso de los valores gubernamentales, cada agencia o entidad gubernamental sera tratada como emisor individual.

    Una cuenta independiente debera cumplir las normas de diversificacion en el ultimo dia de cada trimestre calendario o dentro de los 30 dias posteriores a la finalizacion del trimestre. Si una compania de seguros no cumpliere, inadvertidamente, los requisitos de diversificacion, la compania podra cumplirlos dentro de un plazo razonable y evitar los impuestos sobre ingresos del contrato en base continua. No obstante, la compania o el Titular del Contrato deberan acordar pagar los impuestos adeudados por el periodo durante el cual no se cumplieron los requisitos de diversificacion.

    ITT Hartford monitorea la diversificacion de las inversiones en las cuentas independientes y aplica pruebas de diversificacion segun lo estipulado en el Codigo. ITT Hartford tiene la intencion de administrar todos los contratos con sujecion a los requisitos de diversificacion, de modo que se mantenga una diversificacion adecuada.

 4. TITULARIDAD DEL ACTIVO EN LA CUENTA INDEPENDIENTE.

    A fin de que un contrato de anualidad variable califique para impuestos aplazados, el activo en las cuentas de activo segregado que respaldan el contrato variable debera considerarse la propiedad de una compania de seguros y no del titular del contrato variable. El Servicio de Rentas Internas ("IRS") ha emitido diversas decisiones que analizan el control de inversionistas. El IRS ha dispuesto que los incidentes de titularidad por parte del titular del

24                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

contrato, por ejemplo la capacidad de seleccionar y controlar las inversiones en una cuenta independiente, hara que dicho titular del contrato sea tratado como titular del activo a fines tributarios.

    Adicionalmente, en la explicacion de las regulaciones de diversificacion provisionales de la Seccion 817, el Departamento del Tesoro observo que las regulaciones provisionales "no ofrecen pautas con respecto a las circunstancias bajo las cuales el control por el inversionista de las inversiones en una cuenta de activo segregada podra hacer que el inversionista, y no la compania de seguros, sea tratado como titular del activo de la cuenta". La explicacion tambien senala que "las regulaciones provisionales estipulan que en casos apropiados, una cuenta de activo segregada podra incluir multiples subcuentas, pero no especifica la medida en que los tenedores de polizas podran dirigir sus inversiones a subcuentas especificas sin ser tratados como titulares del activo precedente. Se emitiran pautas sobre este y otros temas en las regulaciones o decisiones de rentas bajo la Seccion 817(d), relacionadas con la definicion de un contrato variable". Las regulaciones finales emitidas bajo la Seccion 817 no incluyeron pautas sobre el control de inversionistas y, a la fecha del presente prospecto, no se han emitido otras pautas al respecto. Adicionalmente, ITT Hartford no sabe si, ni en que forma se emitiran dichas pautas. Ademas, si bien las regulaciones se emiten con efectos prospectivos, es posible que se emitan regulaciones con efecto retroactivo. Debido a la falta de pautas especificas con respecto al tema de control por el inversionista, por necesidad existe un grado de incertidumbre con respecto al hecho de que un Titular de Contrato pudiere considerarse el titular del activo a fines tributarios. ITT Hartford se reserva el derecho de modificar los contratos, segun sea necesario, para impedir que los Titulares de Contratos se consideraren titulares del activo en las cuentas independientes.
  D. RETENCION DE IMPUESTOS SOBRE LA RENTA FEDERALES

    La porcion de una distribucion que se considera ingresos imponibles para el destinatario estara sujeta a retenciones de impuestos sobre la renta federales, de acuerdo con la Seccion 3405 del Codigo. Abajo se presenta un resumen de la aplicacion de esta estipulacion:

 1. DISTRIBUCIONES NO PERIODICAS.

    La porcion de una distribucion no periodica que constituyere ingresos imponibles estara sujeta a retencion de impuestos sobre la renta, salvo que el destinatario eligiere que no se retendran los impuestos. Si no se emitiere una eleccion de no retener impuestos, se retendra el 10% de la distribucion imponible por concepto de impuestos sobre la renta federales. Los formularios de eleccion seran suministrados en el momento en que se soliciten distribuciones. Si no se sometieren a ITT Hartford los formularios de eleccion apropiados, ITT Hartford retendra automaticamente el 10% de la distribucion imponible.

 2. DISTRIBUCIONES PERIODICAS (DISTRIBUCIONES PAGADERAS SOBRE UN PERIODO EN EXCESO DE UN ANO).

    La porcion de una distribucion periodica que constituye ingresos imponibles estara sujeta a retencion de impuestos sobre la renta federales, bajo el regimen de contribuyente casado que reclamare tres exenciones. Un destinatario podra elegir no aplicar la retencion de impuestos o aplicar la retencion de impuestos a una tasa distinta, suministrando un formulario de seleccion debidamente llenado. Los formularios de eleccion seran suministrados en el momento de la solicitud de distribuciones.
  E. ESTIPULACIONES GENERALES QUE AFECTAN LOS PLANES DE JUBILACION CALIFICADOS

    El Contrato podra usarse para diversos planes de jubilacion calificados. Si el Contrato se hubiere adquirido con respecto a alguna forma de plan de jubilacion calificado, sirvase referirse al Apendice I que comienza en la pagina 26 para informacion relacionada con los tipos de planes para los cuales podra usarse y una explicacion general de las caracteristicas tributarias de dichos planes.
  F. ADQUISICION DE ANUALIDADES POR EXTRANJEROS NO RESIDENTES Y
    CORPORACIONES EXTRANJERAS

    El analisis que antecede ofrece informacion general con respecto a las consecuencias de impuestos sobre la renta federales de EE.UU., para compradores de anualidades que sean ciudadanos o residentes de EE.UU. Por lo general, los compradores que no sean ciudadanos o residentes de EE.UU. estaran sujetos a impuestos sobre la renta federales y retenciones de EE.UU. sobre las distribuciones de anualidades a la tasa del 30%, salvo que fuere aplicable una tasa mas baja pactada por tratado. Adicionalmente, es posible que los compradores esten sujetos a impuestos de prima estatal, otros impuestos estatales y/o municipales e impuestos que pudieren gravarse en el pais de ciudadania o residencia del comprador. Se recomienda a los potenciales compradores que consulten con un asesor impositivo calificado con respecto a los impuestos de EE.UU., estatales y extranjeros sobre una compra de anualidad.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25
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                             INFORMACION MISCELANEA
                          COMO SE VENDEN LOS CONTRATOS

    Hartford Securities Distribution Company, Inc. ("HSD") sirve de Suscriptor Principal de los valores emitidos con respecto a la Cuenta Independiente. HSD es una subsidiaria en propiedad absoluta de Hartford Life Insurance Company. La direccion de la sede social de HSD es la misma que la de ITT Hartford.

    Los valores seran vendidos por los vendedores de HSD que representan a ITT Hartford como agentes de seguro y de anualidad variable y que son representantes registrados de Corredores-Agentes que han celebrado convenios de distribucion con HSD.

    HSD esta registrado ante la Comision bajo la Ley de Bolsas y Valores de 1934, como Corredor-Agente y es miembro de la National Association of Securities Dealers, Inc.

    Las comisiones seran pagadas por ITT Hartford y no excederan el 6% de los Pagos de Primas. De vez en cuando, ITT Hartford podra pagar o permitir otros incentivos promocionales, en efectivo o en forma de credito u otra compensacion.

    Los valores tambien podran ser vendidos directamente a los empleados de ITT Hartford y Hartford Fire Insurance Company, la casa matriz de Hartford Life, sin compensacion a los vendedores de HESCO. ITT Hartford acreditara a los valores un 5% adicional del pago de prima de los empleados. Este porcentaje adicional de pago de prima no afecta de manera alguna los cargos, derechos, beneficios o valores corrientes actuales o futuros de otros Titulares de Contratos.
                           ASUNTOS LEGALES Y EXPERTOS

    No existen procedimientos legales sustanciales que afecten la Cuenta Independiente.

    La asesora legal con respecto a leyes y regulaciones federales aplicables a la emision y venta de los Contratos y con respecto a las leyes de Connecticut es la Dra. Lynda Godkin, Asesora Legal Adjunta y Secretaria, ITT Hartford Life Insurance Companies, P. O. Box 2999, Hartford, Connecticut 06104-2999.

    Los estados y programas financieros incorporados por referencia en el presente Prospecto y en otros lugares en la declaracion de registro han sido examinados por Arthur Andersen, LLP, contadores publicos independientes, segun se senala en sus informes con respecto a los mismos, y se incluyen en el presente Prospecto, confiando en la autoridad de dicha firma como expertos contables y de auditoria al emitir dichos informes. Se hace referencia a dicho informe de ITT Hartford Life and Annuity Company (el depositante), que incluye un parrafo explicativo con respecto al cambio en los metodos de de valoracion para determinar las reservas totales para beneficios futuros. La principal direccion social de Arthur Andersen LLP es One Financial Plaza, Hartford, Connecticut 06103.
                             INFORMACION ADICIONAL

    Para cualquier indagacion o pregunta, llame a su representante o escriba a:

    ITT Hartford Life and Annuity Insurance Company
    Attn: Individual Annuity Services
    P. O. Box 5085
    Hartford, Connecticut 06102-5085
    Telefono: (800) 862-6668 (Titulares de Contratos)
            (800) 862-7155 (Representantes de inversion)

26                               ITT Hartford Life and Annuity Insurance Company
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                                   APENDICE I

        INFORMACION SOBRE PLANES CALIFICADOS PARA BENEFICIOS TRIBUTARIOS

Las reglas tributarias aplicables a los titulares de contratos calificados para beneficios tributarios, incluso las restricciones sobre contribuciones y distribucion, impuestos sobre distribuciones e impuestos de multa, varian de acuerdo con el tipo de plan asi como los terminos y condiciones del plan en si. Es posible que sean aplicables diversas multas tributarias a contribuciones en exceso de los limites especificados, a las distribuciones en exceso de los limites especificados, a las distribuciones que no cumplan ciertos requisitos y ciertas otras transacciones con respecto a planes calificados. Conforme a ello, el presente resumen solo contiene informacion general acerca de las reglas tributarias asociadas con el uso del Contrato por un plan calificado. Se advierte a los titulares de Contratos, participantes de planes y beneficiarios que los derechos y beneficios de cualquier persona con derecho a los mismos estan regidos por los terminos y condiciones del plan, sin importar los terminos y condiciones del Contrato. Algunos planes calificados estan sujetos a requisitos de distribucion y otros que no se han incorporado en los procedimientos administrativos de ITT Hartford. Los titulares, participantes y beneficiarios son responsables de determinar que las contribuciones, distribuciones y otras transacciones cumplan las leyes aplicables. Debido a la complejidad de estas reglas, se recomienda a los titulares, participantes y beneficiarios que consulten con sus propios asesores tributarios con respecto a consecuencias impositivas especificas.
  A. PLANES DE PENSIONES CALIFICADOS

    Las estipulaciones del Codigo permiten a los empleadores elegibles que establezcan planes de pensiones o de participacion de utilidades (descritos en la Seccion 401(a) y 401(k), en su caso, y exentos de impuestos bajo la Seccion 501(a) del Codigo) y Planes Simplificados de Pensiones de Empleados (descritos en la Seccion 408(k)). Dichos planes estan sujetos a limitaciones sobre los importes que pueden contribuirse, las personas que podran ser elegibles y el momento en que deban comenzar las distribuciones. Los empleadores corporativos que pretenden usar estos contratos en relacion con dichos planes deberan procurar asesoria competente.
  B. ANUALIDADES CON AMPARO TRIBUTARIO BAJO LA SECCION 403(B)

    La Seccion 403(b) del Codigo permite a los empleados de escuelas publicas y los empleados de ciertos tipos de organizaciones caritativas, docentes y cientificas especificadas en la Seccion 501(c)(3) del Codigo adquirir contratos de anualidad y, con sujecion a ciertas limitaciones, excluir dichas contribuciones de sus ingresos brutos. Por lo general, estas contribuciones no podran exceder la suma que sea menor entre $9,500 o el 20% de la "compensacion a incluirse" de los empleados para su ano completo de empleo mas reciente, con sujecion a otros ajustes. Bajo disposiciones especiales, es posible que algunos empleados puedan elegir una limitacion global distinta.

    Los programas de anualidad con amparo tributario bajo la Seccion 403(b) estan sujetos a UNA PROHIBICION CONTRA DISTRIBUCIONES DEL CONTRATO IMPUTABLES A CONTRIBUCIONES EFECTUADAS CONFORME A UN CONVENIO DE REDUCCION DE SUELDO, excepto si dicha distribucion se efectua:

    (1) despues de que el empleado participante cumpla los 59 1/2 anos de edad;

    (2) a la terminacion del servicio;

    (3) a la muerte o incapacidad, o

    (4) en el caso de una penuria financiera.

    Las restricciones que anteceden se aplican a las distribuciones de contribuciones de los empleados efectuadas despues del 31 de diciembre de 1988, las ganancias sobre estas contribuciones y las ganancias sobre los importes imputables a las contribuciones de empleados tenidos al 31 de diciembre de 1988. No se aplican a distribuciones de ningun empleado u otras contribuciones despues de impuestos, contribuciones de empleados efectuadas en o antes del 31 de diciembre de 1988 y ganancias acreditadas a las contribuciones de empleados antes del 31 de diciembre de 1988.
  C. PLANES DE COMPENSACION APLAZADA BAJO LA SECCION 457

    Los empleados y contratistas independientes que presten servicios para tales empleadores podran efectuar contribuciones en base antes de impuestos al Plan de Compensacion Aplazada de su empleador de acuerdo con el plan de su empleador y la Seccion 457 del Codigo. La Seccion 457 impone limitaciones sobre las contribuciones a los Planes de Compensacion Aplazada mantenidos por un Estado ("Estado" significa un estado, una subdivision politica de un estado, y una agencia o entidad de un estado o subdivision politica de un estado) u otra organizacion exenta de impuestos. Por lo general, la limitacion es equivalente a la suma que sea menor entre el 33 1/3% de la
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ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27
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compensacion a incluirse (25% de la compensacion bruta) o $7,500. El plan tambien podra disponer aplazamientos adicionales de "recuperacion" durante los tres anos imponibles finalizados antes de que un Participante cumpla la edad de jubilacion normal.

    Un empleado que elige participar en un plan debera comprender que sus derechos y beneficios son regidos estrictamente por los terminos del plan, que el empleador es el titular legal de cualquier contrato emitido con respecto al plan y que los importes aplazados estaran sujetos a las reclamaciones de los acreedores del empleador. Como titular del contrato o contratos, el empleador conserva todos los derechos de voto y redencion que pudieren redundar en los contratos emitidos con respecto al plan. El empleado participante debera revisar los terminos de su plan para cualesquier cargos con respecto a su participacion en el mismo, que no sean los cargos divulgados en este Prospecto.

    Las distribuciones de un Plan de Compensacion Aplazada bajo la Seccion 457 estan prohibidas, salvo que se efectuaren despues de que el empleado participante cumpliere la edad especificada en el plan, terminare su servicio, muriere, sufriere una incapacidad total y permanente o sufriere una emergencia financiera imprevisible. La legislacion tributaria federal en vigor no permite transferencias o reinversiones exentas de impuestos de los importes acumulados en un plan bajo la Seccion 457, excepto por transferencias a otros planes de la Seccion 457, en casos limitados.
  D. ANUALIDADES DE JUBILACION INDIVIDUAL BAJO LA SECCION 408

    La Seccion 408 del Codigo permite a las personas elegibles que establezcan programas de jubilacion individual mediante la adquisicion de Anualidades de Jubilacion Individual (sigla en ingles, "IRA"). Las IRA estan sujetas a limitaciones sobre el importe que podra contribuirse, las contribuciones que podran deducirse de los ingresos imponibles, las personas elegibles y el momento del comienzo de las distribuciones. Asimismo, las distribuciones de ciertos planes calificados podran "reinvertirse" en una IRA en base a impuestos aplazados.
  E. MULTAS IMPOSITIVAS

    Por lo general, las distribuciones de los planes de jubilacion estan sujetas a impuestos bajo la Seccion 72 del Codigo. Bajo estas reglas, una porcion de cada distribucion podra ser excluida de los ingresos. El importe que podra excluirse es la porcion de la distribucion que tenga la misma razon que tienen las contribuciones despues de impuestos al rendimiento previsto.

 1. DISTRIBUCIONES PREMATURAS

    Por lo general, las distribuciones de un plan calificado antes de que el Participante cumpla los 59 1/2 anos estan sujetas a un impuesto adicional equivalente al 10% de la porcion imponible de la distribucion. La multa del 10% no se aplica a distribuciones efectuadas despues de la muerte del empleado, por motivo de incapacidad y distribuciones en la forma de una anualidad vitalicia y, excepto en el caso de una IRA, ciertas distribuciones despues de la terminacion de servicio o despues de los 55 anos de edad asi como ciertas distribuciones por concepto de gastos medicos elegibles. Una anualidad vitalicia se define como una serie programada de pagos periodicos esencialmente iguales durante la vida o expectacion de vida del Participante (o las vidas conjuntas o expectaciones de vida conjuntas del Participante y el Beneficiario).

 2. IMPUESTO DE DISTRIBUCION MINIMA

    Si el importe distribuido es inferior a la distribucion minima requerida para el ano, el Participante estara sujeto a un impuesto del 50% sobre el importe que no fuere debidamente distribuido.

    Por lo general, el interes de una persona en un plan de jubilacion debera ser distribuido o dicha distribucion debera comenzarse a mas tardar el dia 1 de abril del ano calendario durante el cual la persona cumpla los 70 1/2 anos de edad ("fecha de comienzo obligatorio"). La fecha de comienzo obligatorio con respecto a ciertos planes gubernamentales podran aplazarse adicionalmente. Comenzando no mas tarde que dicha fecha de comienzo obligatorio, el interes entero del Participante debera ser distribuido sobre un periodo que no podra prolongarse despues de un maximo de la expectacion de vida del Participante y un Beneficiario designado. Cada distribucion anual debera ser igual a, o exceder un "importe de distribucion minimo" que se determina dividiendo el saldo de la cuenta entre la expectacion de vida aplicable. Generalmente, este saldo de cuenta se basa en el valor de la cuenta al cierre de negocios en el ultimo dia del ano calendario anterior. Adicionalmente, es posible que las reglas que rigen la distribucion minima de beneficios incidentales puedan exigir una distribucion anual mayor.

    En caso de que una persona muriere antes de cumplir su fecha de comienzo obligatorio, el interes total de dicha persona debera distribuirse, por lo general dentro de los cinco anos despues del fallecimiento de dicha persona. No obstante, esta regla se considerara cumplida si las distribuciones comienzan antes del cierre del ano calendario despues del fallecimiento de la persona, a un Beneficiario designado (o sobre un periodo que no se prolongue despues de la expectacion de vida del beneficiario). En caso de que el Beneficiario fuere el conyuge sobreviviente del difunto, las distribuciones podran aplazarse hasta que el difunto hubiere cumplido los 70 1/2 anos de edad.
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28                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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    Si una persona muriere despues de llegar a su fecha de comienzo obligatorio
o despues de que las contribuciones hayan comenzado, por lo general, el interes del difunto debera distribuirse por lo menos tan rapidamente como se distribuiria bajo el metodo de distribucion en vigor en el momento del fallecimiento de la persona.

 3. IMPUESTO SOBRE DISTRIBUCIONES EXCESIVAS

    Si las distribuciones totales de todas las IRA y ciertos planes calificados adicionales durante un ano calendario excedieren la suma que sea mayor entre (i) $150,000, o (ii) $112,500, indizado para inflacion ($155,000 a partir del 1 de enero de 1996), por lo general se impone un impuesto de multa del 15% en la porcion excesiva de la distribucion.

 4. RETENCIONES

    Por lo general, las distribuciones periodicas de un plan calificado con una duracion de 10 anos o mas, estan sujetas a retenciones de impuestos sobre la renta voluntarias. Generalmente, el destinatario de las distribuciones periodicas podra elegir que no se aplique la retencion o que se aplique a una tasa distinta, mediante el envio de un formulario de eleccion debidamente llenado. De otra manera, el importe retenido sobre dichas distribuciones se determina a la tasa aplicable a sueldos y salarios, en base al regimen tributario de contribuyente casado que reclamare tres exenciones.

    Las distribuciones no periodicas de una IRA estan sujetas a retencion de impuestos sobre la renta a una tasa fija del 10%. El destinatario podra elegir que no se aplique la retencion.

    Por lo general, las distribuciones no periodicas de otros planes calificados estan sujetos a una retencion obligatoria de impuestos sobre la renta a la tasa fija del 20%, salvo que dichas distribuciones sean:

    (a) la porcion no imponible de la distribucion;

    (b) distribuciones minimas obligatorias;

    (c) distribuciones de reinversion elegibles.

    Las distribuciones de reinversion elegibles son pagos directos a una IRA u otro plan calificado de un empleador.

    Cualquier distribucion de los planes descritos en la Seccion 457 del Codigo esta sujeta a las reglas de retenciones regulares de sueldos y salarios.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29
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                                  INDICE DE LA
                      DECLARACION DE INFORMACION ADICIONAL

 SECCION                                                                   PAGINA
 ------------------------------------------------------------------------  ----
 INTRODUCCION............................................................
 DESCRIPCION DE ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY..........
 CUSTODIA DEL ACTIVO.....................................................
 CONTADORES PUBLICOS INDEPENDIENTES......................................
 DISTRIBUCION DE LOS CONTRATOS...........................................
 PERIODO DE ANUALIDAD....................................................
   A.  Pagos de Anualidad................................................
   B.  Eleccion de la Fecha de Comienzo de la Anualidad y Forma de la
    Anualidad............................................................
   C.  Formas de Anualidad Opcionales....................................
       Opcion 1: Anualidad Vitalicia.....................................
       Opcion 2: Anualidad Vitalicia con 120, 180 o 240 Pagos Mensuales
      Garantizados.......................................................
       Opcion 3: Anualidad Mancomunada y de Ultimo Sobreviviente.........
       Opcion 4: Pagos durante un Periodo Designado......................
       Opcion 5: Beneficio por Muerte Depositado con ITT Hartford........
   D.  La Unidad de Anualidad y Valoracion...............................
   E.  Determinacion del Importe del Primer Pago Mensual de la Anualidad
    -- Fijo Comparado con Variable.......................................
   F.  Importe del Segundo Pago de la Anualidad y Pagos Mensuales
    Subsiguientes........................................................
   G.  Fecha y Hora de los Pagos de Anualidad............................
 CALCULO DE RENTABILIDAD Y RENDIMIENTO...................................
 COMPARACIONES DE RESULTADOS.............................................
 ESTADOS FINANCIEROS.....................................................

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